PAINEWEBBER GROWTH AND INCOME FUND                              ANNUAL REPORT


PERFORMANCE AT A GLANCE
-------------------------------------------------------------------------------

Comparison of the change of a $10,000 investment in PaineWebber Growth and Income Fund (A) and the S&P 500 Index, from August 31, 1989 through August 31, 1999

(SIDEBAR)
The graph depicts the performance of PaineWebber Growth and Income Fund (A) versus the S&P 500 Index. It is important to note PaineWebber Growth and Income Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

[GRAPH]


                  PAINEWEBBER
                  GROWTH &
                  INCOME            S&P 500
                  FUND (A)          INDEX
8/31/89           $ 9,549           $10,000
11/30/89          $ 9,809           $ 9,926
2/28/90           $ 9,187           $ 9,604
5/31/90           $ 9,916           $10,549
8/31/90           $ 9,486           $ 9,501
11/30/90          $ 9,287           $ 9,582
2/28/91           $10,781           $11,010
5/31/91           $11,386           $11,790
8/31/91           $11,727           $12,053
11/30/91          $11,378           $11,527
2/28/92           $12,705           $12,768
5/31/92           $12,314           $12,950
8/1/92            $12,639           $13,007
11/1/92           $13,428           $13,654
2/1/93            $13,183           $14,126
5/1/93            $12,731           $14,451
8/1/93            $13,038           $14,981
11/1/93           $12,795           $15,029
2/1/94            $13,194           $15,301
5/1/94            $12,441           $15,066
8/1/94            $12,962           $15,801
11/1/94           $12,268           $15,188
2/1/95            $13,039           $16,427
5/1/95            $14,087           $18,103
8/1/95            $15,333           $19,184
11/1/95           $16,390           $20,795
2/1/96            $17,505           $22,120
5/1/96            $18,315           $23,246
8/1/96            $18,001           $22,776
11/1/96           $20,507           $26,586
2/1/97            $21,284           $27,905
5/1/97            $22,997           $30,090
8/1/97            $25,637           $32,028
11/1/97           $26,484           $34,164
2/1/98            $29,052           $37,666
5/1/98            $29,840           $39,312
8/1/98            $24,738           $34,626
11/1/98           $29,415           $42,251
2/1/99            $30,400           $45,107
5/1/99            $31,200           $47,579
8/1/99            $31,287           $48,411

Past performance is no guarantee of future performance. The performance of the other classes will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes.


AVERAGE ANNUAL % TOTAL RETURN, PERIODS ENDED 8/31/99

                                      1 Year     5 Years     10 Years  Inception(0)
                     CLASS A*          26.48       19.27       12.60      13.38

                     CLASS B**         25.51       18.35         N/A      12.78
    Before Deducting
Maximum Sales Charge
                     CLASS C+          25.49       18.36         N/A      13.08

                     CLASS Y++         26.82       19.61         N/A      12.80


                     CLASS A*          20.78       18.18       12.08      13.05
     After Deducting
Maximum Sales Charge
                     CLASS B**         20.51       18.14         N/A      12.78

                     CLASS C+          24.49       18.36         N/A      13.08

The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(0) Inception: since commencement of issuance on December 20, 1983 for Class A, July 1, 1991 for Class B, July 2, 1992 for Class C shares and February 12, 1992 for Class Y shares.
* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

PAINEWEBBER MID CAP FUND                                         ANNUAL REPORT


PERFORMANCE AT A GLANCE
------------------------------------------------------------------------------

Comparison of the change of a $10,000 investment in PaineWebber Mid Cap Fund (A) and the S&P Midcap 400 Index, from April 7, 1992 through August 31, 1999

(SIDEBAR)
The graph depicts the performance of PaineWebber Mid Cap Fund (A) versus the S&P Midcap 400 Index. It is important to note PaineWebber Mid Cap Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

[GRAPH]


                  PAINEWEBBER MID  PAINEWEBBER MID   S&P MIDCAP
                  CAP FUND (A)     CAP FUND (B)      400 INDEX
4/7/92            $ 9,280          $ 9,710           $ 9,881
5/31/92           $ 9,280          $ 9,710           $ 9,975
6/30/92           $ 8,810          $ 9,210           $ 9,690
7/31/92           $ 9,240          $ 9,650           $10,170
8/31/92           $ 8,950          $ 9,340           $ 9,927
9/30/92           $ 9,160          $ 9,560           $10,066
10/31/92          $ 9,540          $ 9,940           $10,307
11/30/92          $10,100          $10,520           $10,883
12/31/92          $10,500          $10,930           $11,247
1/31/93           $10,610          $11,040           $11,388
2/28/93           $10,150          $10,560           $11,229
3/31/93           $10,530          $10,940           $11,616
4/30/93           $10,110          $10,500           $11,312
5/31/93           $10,780          $11,190           $11,827
6/30/93           $10,740          $11,150           $11,887
7/31/93           $10,870          $11,270           $11,864
8/31/93           $11,400          $11,810           $12,354
9/30/93           $11,860          $12,280           $12,485
10/31/93          $11,920          $12,340           $12,526
11/30/93          $11,560          $11,960           $12,249
12/31/93          $12,190          $12,590           $12,818
1/31/94           $12,550          $12,960           $13,116
2/28/94           $12,330          $12,730           $12,930
3/31/94           $11,650          $12,020           $12,331
4/30/94           $11,810          $12,170           $12,423
5/31/94           $11,640          $11,990           $12,305
6/30/94           $10,990          $11,320           $11,881
7/31/94           $11,270          $11,600           $12,284
8/31/94           $12,280          $12,630           $12,928
9/30/94           $12,220          $12,560           $12,686
10/31/94          $12,370          $12,700           $12,824
11/30/94          $11,710          $12,020           $12,246
12/31/94          $12,024          $12,334           $12,359
1/31/95           $11,974          $12,274           $12,488
2/28/95           $12,506          $12,816           $13,143
3/31/95           $12,857          $13,157           $13,358
4/30/95           $12,486          $12,775           $13,639
5/31/95           $12,857          $13,147           $13,968
6/30/95           $13,790          $14,090           $14,536
7/31/95           $14,694          $15,003           $15,292
8/31/95           $14,794          $15,094           $15,578
9/30/95           $15,316          $15,615           $15,955
10/31/95          $15,145          $15,435           $15,545
11/30/95          $15,577          $15,856           $16,224
12/31/95          $15,485          $15,754           $16,184
1/31/96           $15,538          $15,807           $16,418
2/29/96           $16,245          $16,513           $16,976
3/31/96           $16,478          $16,745           $17,180
4/30/96           $17,459          $17,726           $17,704
5/31/96           $18,008          $18,264           $17,943
6/30/96           $17,544          $17,789           $17,674
7/31/96           $15,897          $16,113           $16,477
8/31/96           $16,889          $17,104           $17,428
9/30/96           $18,135          $18,359           $18,188
10/31/96          $17,618          $17,821           $18,241
11/30/96          $18,430          $18,633           $19,268
12/31/96          $18,253          $18,434           $19,289
1/31/97           $18,559          $18,739           $20,012
2/28/97           $17,629          $17,788           $19,848
3/31/97           $16,443          $16,580           $19,003
4/30/97           $17,042          $17,178           $19,495
5/31/97           $19,097          $19,227           $21,199
6/30/97           $19,929          $20,057           $21,794
7/31/97           $21,520          $21,643           $23,952
8/31/97           $21,214          $21,326           $23,923
9/30/97           $22,768          $22,875           $25,299
10/31/97          $21,299          $21,387           $24,198
11/30/97          $20,749          $20,813           $24,557
12/31/97          $21,018          $21,067           $25,509
1/31/98           $20,599          $20,635           $25,025
2/28/98           $22,336          $22,365           $27,097
3/31/98           $23,267          $23,276           $28,319
4/30/98           $23,096          $23,106           $28,837
5/31/98           $21,778          $21,685           $27,539
6/30/98           $22,515          $22,419           $27,713
7/31/98           $21,199          $21,109           $26,638
8/31/98           $16,913          $16,841           $21,680
9/30/98           $18,440          $18,362           $23,703
10/31/98          $19,671          $19,588           $25,822
11/30/98          $20,987          $20,898           $27,111
12/31/98          $23,499          $23,399           $30,386
1/31/99           $23,476          $23,377           $29,204
2/28/99           $21,840          $21,747           $27,673
3/31/99           $22,544          $22,449           $28,448
4/30/99           $23,635          $23,535           $30,690
5/31/99           $24,272          $24,169           $30,825
6/30/99           $25,953          $25,843           $32,471
7/31/99           $24,999          $24,893           $31,783
8/31/99           $24,249          $24,146           $30,696

Past performance is no guarantee of future performance.
The performance of the other classes will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes.


AVERAGE ANNUAL % TOTAL RETURN, PERIODS ENDED 8/31/99

                                      1 Year      5 Years   Inception1(0)
                     CLASS A*          43.38       14.58       13.41

                     CLASS B**         41.95       13.64       12.64
    Before Deducting
Maximum Sales Charge
                     Class C+          42.17       13.66       14.13

                     CLASS Y++         43.77         N/A        3.54

                     CLASS A*          36.85       13.52       12.71
     After Deducting
Maximum Sales Charge
                     CLASS B**         36.95       13.44       12.64
                     CLASS C+          41.17       13.66       14.13

The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(0) Inception: since commencement of issuance on April 7, 1992 for Class A and Class B shares, July 2, 1992 for Class C shares and March 17, 1998 for
    Class Y shares.
* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

PAINEWEBBER GROWTH FUND                                          ANNUAL REPORT


PERFORMANCE AT A GLANCE
-------------------------------------------------------------------------------

Comparison of the change of a $10,000 investment in PaineWebber Growth Fund (A) and the S&P 500 Index, from August 31, 1989 through August 31, 1999

(SIDEBAR)
The graph depicts the performance of PaineWebber Growth Fund (A) versus the S&P 500 Index. It is important to note PaineWebber Growth Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

[GRAPH]

                  PAINEWEBBER       S&P 500
                  GROWTH FUND (A)   INDEX
8/31/89           $10,000           $10,000
12/89             $ 9,552           $ 9,926
3/90              $ 9,812           $ 9,604
6/90              $ 9,315           $10,549
9/90              $10,115           $ 9,501
12/90             $ 8,879           $ 9,582
3/91              $ 8,641           $11,010
6/91              $10,713           $11,790
9/91              $11,317           $12,053
12/91             $12,165           $11,527
3/92              $12,103           $12,768
6/92              $13,463           $12,950
9/92              $12,529           $13,007
12/92             $12,062           $13,654
3/93              $13,470           $14,126
6/93              $13,545           $14,451
9/93              $14,140           $14,981
12/93             $15,315           $15,029
3/94              $16,029           $15,301
6/94              $16,438           $15,066
9/94              $15,101           $15,801
12/94             $15,672           $15,188
3/95              $14,960           $16,427
6/95              $15,044           $18,103
9/95              $15,662           $19,184
12/95             $17,440           $20,795
3/96              $19,022           $22,120
6/96              $20,044           $23,246
9/96              $22,002           $22,776
12/96             $20,654           $26,586
3/97              $22,443           $27,905
6/97              $22,313           $30,090
9/97              $21,981           $32,028
12/97             $23,927           $34,164
3/98              $25,366           $37,666
6/98              $28,689           $39,312
9/98              $28,775           $34,626
12/98             $24,735           $42,251
3/99              $30,339           $45,107
6/99              $34,375           $47,579
9/99              $35,858           $48,411

Past performance is no guarantee of future performance. The performance of the other classes will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes.

AVERAGE ANNUAL % TOTAL RETURN, PERIODS ENDED 8/31/99

                                       1 Year     5 Years    10 Years    Inception(0)
                     CLASS A*          44.97       18.00       14.14       15.35

                     CLASS B**         43.75       17.06        N/A        15.05
    Before Deducting
Maximum Sales Charge

                     CLASS C+          43.74       17.06        N/A        15.23

                     CLASS Y++         45.40       18.33        N/A        15.08


                     CLASS A*          38.42       16.93       13.62       14.98
     After Deducting
Maximum Sales Charge
                     CLASS B**         38.75       16.85        N/A        15.05

                     CLASS C+          42.74       17.06        N/A        15.23

The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(0) Inception: since commencement of issuance on March 18, 1985 for Class A, July 1, 1991 for Class B, July 2, 1992 for Class C shares and August 26, 1991 for Class Y shares.
* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the PaineWebber 401(k) Plus Plan Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

ANNUAL REPORT

Dear Shareholder,                                             October 15, 1999

We are pleased to present you with the annual report for the PaineWebber Growth and Income Fund, PaineWebber Mid Cap Fund and PaineWebber Growth Fund for the fiscal year ended August 31, 1999.

MARKET REVIEW
--------------------------------------------------------------------------------
   For most of 1998 and the first quarter of 1999 the market was very narrow, focused primarily on large-capitalization growth companies. This was a highly unusual situation and we expected conditions to return to normal--i.e., near parity between growth and value styles. The market did briefly turn around in the second quarter, but only the most undervalued of the value stocks benefited before investors got concerned about the surge in commodity prices, and narrowness returned. For the 12 months ended August 31, 1999, the S&P 500 Index gained 39.81%.

   Despite gains in the broad market, individual stock performance varied widely. About two thirds of the stocks traded on the New York Stock Exchange have actually posted losses year to date. The market weakened at the end of the Fund's fiscal year, as investors became concerned about the possibility of the Federal Reserve again raising short-term interest rates. Technology and consumer cyclicals were the strongest sectors; the weakest sectors included healthcare, utilities and capital goods.

OUTLOOK
We expect gross domestic product growth of around 3.80% for 1999, and about 2.90% growth for 2000. Our outlook calls for 2.25% inflation for calendar year 1999, and about the same or slightly higher for calendar year 2000. We expect the yield on the long bond (30-year Treasury) to stay close to 6.10% for the rest of 1999, and to retreat below 6.00% in 2000. Overseas growth does not seem strong enough to raise inflationary expectations to a great degree, but should allow companies to maintain profitability.

PAINEWEBBER GROWTH AND INCOME FUND,                               ANNUAL REPORT
PAINEWEBBER MID CAP FUND, PAINEWEBBER GROWTH FUND

(SIDEBAR)
PAINEWEBBER GROWTH AND INCOME FUND
PROFILE
as of August 31, 1999

INVESTMENT GOAL:
Current income and capital growth

PORTFOLIO MANAGER:
Mark Tincher, Mitchell Hutchins Asset Management Inc.

COMMENCEMENT:
December 20, 1983 (Class A); July 1, 1991 (Class B); July 2, 1992 (Class C); February 12, 1992 (Class Y)

DIVIDEND PAYMENTS:
semiannually
(END SIDEBAR)


PAINEWEBBER GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

HIGHLIGHTS
For the twelve months ended August 31, 1999, Fund performance lagged the S&P 500 Index return of 39.81%. The Fund remained biased toward the smaller companies within the large-capitalization sector and certain medium-cap companies as well. The continued dominance of the largest of the large-cap stocks caused the Fund to lag the S&P 500.
   The Fund remains focused on consumer cyclicals (19.6%), technology (19.4%) and financial services (12.9%), where earnings estimates are changing for the better. Recently our model has had difficulty identifying attractive investment opportunities--many securities are undervalued but offer no earnings momentum, or have attractive earnings growth and momentum profiles but are expensive. We believe this situation will improve if and when market breadth expands.

CHARACTERISTICS*


                                        8/31/99                 2/28/99
---------------------------------------------------------------------------
Total Net Assets ($bln)                   $1.4                   $1.5
Median Market Cap ($bln)                  $10.7                  $8.0
Price/Earnings Ratio**                    24.1x                  20.3x
Dividend Yield                            1.05%                  0.99%
Number of Securities                       110                    120
Stocks                                    90.6%                  90.5%
Bonds                                      2.9%                   1.0%
Cash & Cash Equivalents                    6.5%                   8.5%
----------------------------------------------------------------------------

** Based on projected fiscal year earnings from August 31, 1999 to August 31,
   2000

TOP FIVE SECTORS*


As of 8/31/99                                 As of 2/28/99
--------------------------------------------------------------------------------------
Consumer Cyclicals                 19.6%      Consumer Cyclicals                 18.8%
Technology                         19.4%      Technology                         17.4%
Financial Services                 12.9%      Financial Services                 16.9%
Utilities                          10.2%      Utilities                          11.4%
Healthcare                          7.3%      Healthcare                         10.5%
--------------------------------------------------------------------------------------

   We expect value stocks to rebound and believe the Fund's positions will benefit as the market broadens. We plan to look selectively for buying opportunities in financial services, as this sector is starting to look more attractive. Earnings estimates for financial services companies are improving, and we feel the sector is poised to rebound as investors put interest rate and inflation fears behind them.

* Weightings represent percentages of portfolio assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

ANNUAL REPORT


TOP TEN HOLDINGS*


As of 8/31/99                                 As of 2/28/99
--------------------------------------------------------------------------------------
United Technologies Corp.           2.4%      United Technologies Corp.           2.1%
Tyco International Inc.             2.3%      MCI Worldcom, Inc.                  1.9%
IBM Corp.                           1.9%      Warner Lambert Co.                  1.9%
The Chase Manhattan Corp.           1.8%      Intel Corp.                         1.7%
Applied Materials                   1.8%      Dayton Hudson Corp.                 1.7%
Cisco Systems, Inc.                 1.8%      The Chase Manhattan Corp.           1.6%
Microsoft Corp.                     1.8%      SBC Communications, Inc.            1.6%
Dayton Hudson Corp.                 1.7%      Compaq Computer Co.                 1.6%
Unisys Corp.                        1.6%      Tyco International Inc.             1.6%
SBC Communications, Inc.            1.6%      Ford Motor Co.                      1.4%
--------------------------------------------------------------------------------------

(SIDEBAR)
PAINEWEBBER MID CAP FUND
PROFILE
as of August 31, 1999

INVESTMENT GOAL:
Long-term capital appreciation

PORTFOLIO MANAGERS:
Mark A. Tincher, Christopher G. Altschul and Antony J. Scott,
Mitchell Hutchins Asset Management Inc.

COMMENCEMENT:
April 7, 1992 (Class A); April 7, 1992 (Class B); July 2, 1992 (Class C); March 3, 1998 (Class Y)

DIVIDEND PAYMENTS:
annually
(END SIDEBAR)


PAINEWEBBER MID CAP FUND
------------------------------------------------------------------------------

PORTFOLIO HIGHLIGHTS
Larger, growth-oriented stocks continued to dominate the U.S. equity market in general and outperformed the mid cap arena. For the 12 months ended August 31, 1999, Fund performance lagged the S&P Mid Cap 400 Index return of 41.59% after deducting sales charges. Before deducting sales charges, however, the Fund outperformed the Index (see table on page 2).

   The Fund invests in mid-cap companies, which we define as those companies with a market capitalization between $750 million and $6 billion. Earlier this year, we shifted our focus to concentrate on the larger-cap companies within our defined universe and increased the Fund's weighted average market capitalization and liquidity in response to the emphasis the market has placed on larger, more liquid companies. As of August 31, 1999, the median market cap of the Fund had increased to $3.3 billion, from $3.0 billion six months earlier. All sectors of the U.S. equity market have been dominated by the larger-cap names for most of the latter half of the 1990s, and we believe our larger-cap focus within the mid-cap market will benefit the Fund going forward.

CHARACTERISTICS*


                                        8/31/99               2/28/99
---------------------------------------------------------------------------
Total Net Assets ($mm)                  $158.1                 $167.3
Price/Earnings Ratio**                  34.0x                  28.8x
Median Market Cap ($bln)                $3.3                   $3.0
Dividend Yield                          0.58%                  0.69%
Number of Securities                     110                    105
Stocks                                  97.4%                  96.9%
Cash & Cash Equivalents                  2.6%                   3.1%
---------------------------------------------------------------------------

** Based on projected fiscal year earnings from August 31, 1999 to August 31,
2000


* Weightings represent percentages of portfolio assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

PAINEWEBBER GROWTH AND INCOME FUND,                             ANNUAL REPORT
PAINEWEBBER MID CAP FUND, PAINEWEBBER GROWTH FUND

   Within the mid-cap universe, we are looking for undervalued names that may be little known due to lack of coverage by other investors. We also look for a potential catalyst that could spark an acceleration of earnings growth, such as new product introductions, management changes or increasing market share.

   The Fund is still overweighted in consumer cyclicals (21.5%) compared to the S&P Mid Cap 400 Index. We are emphasizing media companies (3.8%), which we expect to benefit from continued economic growth, and specialty retailers (2.5%), whose valuations have become attractive. The Fund remains underweighted in healthcare (1.0%), which has helped performance.

   We continue to emphasize stocks that are expected to benefit from continued economic growth, overweighting technology (28.5%), consumer cyclicals (21.5%) and energy (4.2%) relative to the benchmark S&P Mid Cap 400 Index.


TOP FIVE SECTORS*


As of 8/31/99                                 As of 2/28/99
--------------------------------------------------------------------------------------
Technology                         28.5%      Technology                         22.7%
Consumer Cyclicals                 21.5%      Consumer Cyclicals                 21.2%
Capital Goods                      15.3%      Financials                         12.4%
Financials                         13.1%      Capital Goods                      11.5%
Utilities                           7.0%      Utilities                           6.9%
--------------------------------------------------------------------------------------

TOP TEN HOLDINGS*


As of 8/31/99                                 As of 2/28/99
--------------------------------------------------------------------------------------
JDS Uniphase Corp.                  4.1%      Network Associates, Inc.            2.3%
Solectron Corp.                     3.0%      America Online Inc.                 2.2%
SCI Systems Inc.                    2.3%      Ascend Communications, Inc.         1.9%
ASM Lithography Holdings N.V.       2.1%      JDS Uniphase Corp.                  1.7%
Maxim Integrated Productions, Inc.  1.8%      Cadence Design Systems, Inc.        1.6%
America OnLine Inc.                 1.8%      Autodesk, Inc.                      1.5%
Clarify, Inc.                       1.7%      Solectron Corp.                     1.4%
BMC Software, Inc.                  1.6%      Mettler Toledo International Inc.   1.4%
Mettler Toledo International Inc.   1.6%      Zions Bancorp                       1.4%
Vitesse Semiconductor Corp.         1.6%      Maytag Corp.                        1.4%
--------------------------------------------------------------------------------------

   In technology, we found values among software and semiconductor companies that we believed had become cheap as investors shied away due to Y2K fears. As fears subsided, some of those stocks appreciated. We may take advantage of this appreciation and reduce our holdings in this sector as we move through the fourth quarter. Large technology names held during the period include JDS Uniphase Corp. (4.1%), a maker of optical components. We also added to our energy holdings during the period, taking advantage of increasing oil prices. Fund holdings in this sector included oil service companies such as Ensco International, Inc. (1.4%).

* Weightings represent percentages of portfolio assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

ANNUAL REPORT

(SIDEBAR)
PAINEWEBBER GROWTH FUND
PROFILE
as of August 31, 1999

INVESTMENT GOAL:
Long-term capital appreciation

PORTFOLIO MANAGER:
Ellen R. Harris, Mitchell Hutchins Asset Management Inc.

COMMENCEMENT:
March 18, 1985 (Class A); July 1, 1991 (Class B); July 2, 1992 (Class C); August 26, 1991 (Class Y)

DIVIDEND PAYMENTS:
annually
(END SIDEBAR)


PAINEWEBBER GROWTH FUND
------------------------------------------------------------------------------

HIGHLIGHTS
The Fund uses a proprietary quantitative model, which helps point us to what we should and should not own, and provides a shopping list for us. We take that shopping list and conduct fundamental analysis on the most attractive candidates. The Fund seeks to invest in companies that are capable of sustained or accelerating growth of at least 10% a year in each of the next three years. The Fund turned in a solid performance for the fiscal year ended August 31, 1999, but nonetheless slightly lagged its peers. Our model excluded basic industries such as paper, chemicals and automakers, where consensus estimates fell below 10% in some of the out years. The Fund lagged its peers when those companies outperformed.

CHARACTERISTICS*


                                         8/31/99                 2/28/99
------------------------------------------------------------------------------
Total Net Assets ($mm)                    $450.7                 $429.5
Price/Earnings Ratio**                     29.9x                   29.0x
Beta(1)                                      1.1                    1.1
Number of Securities                         120                    112
Stocks                                      89.7%                  94.7%
Cash & Cash Equivalents                     10.3%                   5.3%
------------------------------------------------------------------------------

** Based on projected fiscal year earnings from August 31, 1999 to August 31,
   2000

   We are overweighted in three key areas: consumer cyclicals, technology and telecommunications--what we call utilities. These three broad sectors are where we expect to see continued growth. Within each of these sectors we are very selective, applying our fundamental analysis to determine what we want to own and how much we want to own. We seek to invest in companies that we consider to be "best in class"; that is, good products or services with good growth potential, excellent managements and strong financials.


TOP FIVE SECTORS*


As of 8/31/99                                 As of 2/28/99
--------------------------------------------------------------------------------------
Consumer Cyclicals                 30.7%      Consumer Cyclicals                 37.6%
Technology                         28.8%      Technology                         23.1%
Financials                         15.7%      Healthcare                         10.2%
Utilities (Telecom)                 9.0%      Financials                          8.0%
Healthcare                          4.5%      Utilities (Telecom)                 5.3%
--------------------------------------------------------------------------------------

* Weightings represent percentages of portfolio assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.
(1) Beta is a measure of a stock portfolio's risk relative to the overall market, as measured by the S&P 500 Index. The market has a Beta of 1.
    If a portfolio has a Beta greater than 1, it is riskier than the market;
    if it has a Beta less than 1, it is less risky than the market.

PAINEWEBBER GROWTH AND INCOME FUND,                             ANNUAL REPORT
PAINEWEBBER MID CAP FUND, PAINEWEBBER GROWTH FUND


   Our top ten holdings have not changed very much in the past year. Cisco Systems, Inc. (2.7%) has been a top-ten holding for more than five years. Cisco has consistently grown its earnings about 30% a year. The company's management always looks forward. Five years ago they described themselves as "the networking company." Today they call themselves "the worldwide leader in networking for the Internet." Management has set a clear strategy and pursued it through internal development and well chosen acquisitions, making adjustments to their business as they see opportunities expand.

TOP TEN HOLDINGS*


As of 8/31/99                                 As of 2/28/99
--------------------------------------------------------------------------------------
Dell Computer Corp.                 3.0%      Dell Computer Corp.                 2.9%
Cisco Systems, Inc.                 2.7%      Cisco Systems, Inc.                 2.8%
MCI WorldCom, Inc.                  2.4%      MCI WorldCom, Inc.                  2.8%
EMC Corp.                           2.2%      Time Warner, Inc.                   2.7%
Tyco International Ltd.             2.1%      TeleCommunications, Inc.            2.7%
Time Warner, Inc.                   2.0%      EMC Corp.                           2.1%
Outdoor Systems, Inc.               2.0%      Watson Pharmaceuticals, Inc.        2.0%
AT&T Corp.                          1.9%      Home Depot, Inc.                    1.9%
Home Depot, Inc.                    1.9%      Clear Channel Communications        1.9%
JDS Uniphase Corp.                  1.9%      America Online Inc.                 1.9%
--------------------------------------------------------------------------------------

   With Y2K coming up, Cisco could experience a slight slowdown. A dilemma portfolio managers face is whether to sell the stock in anticipation of a price decline because of Y2K worries and try and buy it back later, or sit tight with it and accept that there will be volatility in the stock price. What if technology booms in the first half of 2000 and we cannot buy it back? We have decided to hold companies like Cisco, Dell and Sun Microsystems, because we really do not know what investors will do over the next 90 days. But we do believe that six to nine months from now we will be very happy to own all of these companies.

   In a period of relatively low interest rates, such as we have seen in the past year, high-growth companies tend to have relatively high price-earnings ratios. Small changes in perception about interest rates can lead to stock price volatility. Because of the environment, we have become less concerned about volatility and are striving to make sure we are on target with our earnings growth rates, since this is what is most important in the long run. The Fund holds companies whose earnings growth rates are about 1.6 times that of the S&P 500 and whose multiples are about 1.2 times that of the S&P 500.

* Weightings represent percentages of portfolio assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

ANNUAL REPORT


   Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

   For a QUARTERLY REVIEW on PaineWebber Growth and Income Fund, Growth Fund or Mid Cap Fund, or another fund in the PaineWebber Family of Funds,(2) please contact your Financial Advisor.

Sincerely,


/s/ Margo Alexander

MARGO ALEXANDER
Chairman and
Chief Executive Officer
Mitchell Hutchins
Asset Management Inc.


/s/ Christopher G. Altschul

CHRISTOPHER G. ALTSCHUL
Portfolio Manager/
Research Analyst
PaineWebber Mid Cap Fund


/s/ Brian M. Storms

BRIAN M. STORMS
President and
Chief Operating Officer
Mitchell Hutchins
Asset Management Inc.


/s/ Ellen R. Harris

ELLEN R. HARRIS
Portfolio Manager
PaineWebber Growth Fund


/s/ Mark A. Tincher

MARK A. TINCHER
Managing Director and
Chief Investment Officer - Equities
Portfolio Manager, PaineWebber Growth and
Income Fund and PaineWebber Mid Cap Fund


/s/ Antony J. Scott

ANTONY J. SCOTT
Portfolio Manager/Research Analyst
PaineWebber Mid Cap Fund

   This letter is intended to assist shareholders in understanding how the funds performed during the fiscal year ended August 31, 1999, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

(2) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER GROWTH AND INCOME FUND

PERFORMANCE RESULTS (UNAUDITED)

                                                  NET ASSET VALUE                  TOTAL RETURN(1)
                                          --------------------------------  ------------------------------
                                                                              12 MONTHS        6 MONTHS
                                          08/31/99  02/28/99    08/31/98    ENDED 08/31/99  ENDED 08/31/99
----------------------------------------------------------------------------------------------------------
Class A Shares                             $32.07    $31.16     $26.92          26.48%            2.92%
----------------------------------------------------------------------------------------------------------
Class B Shares                              31.72     30.94      26.77          25.51             2.52
----------------------------------------------------------------------------------------------------------
Class C Shares                              31.78     30.99      26.82          25.49             2.55
----------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                            NET ASSET VALUE
                                          -------------------  CAPITAL GAINS    DIVIDENDS         TOTAL
PERIOD COVERED                            BEGINNING   ENDING    DISTRIBUTED        PAID         RETURN(1)
------------------------------------------------------------------------------------------------------------
12/20/83-12/31/84                          $12.65     $13.21        --           $ 1.0800          13.72%
------------------------------------------------------------------------------------------------------------
1985                                        13.21      14.97     $  0.1950         0.8850          22.36
------------------------------------------------------------------------------------------------------------
1986                                        14.97      15.04        1.1380         0.6830          12.68
------------------------------------------------------------------------------------------------------------
1987                                        15.04      12.05        2.3027         0.7366          (3.16)
------------------------------------------------------------------------------------------------------------
1988                                        12.05      13.67        --             0.5120          17.83
------------------------------------------------------------------------------------------------------------
1989                                        13.67      16.32        0.1675         0.5178          24.59
------------------------------------------------------------------------------------------------------------
1990                                        16.32      15.85        --             0.3030          (1.01)
------------------------------------------------------------------------------------------------------------
1991                                        15.85      21.17        --             0.2526          35.34
------------------------------------------------------------------------------------------------------------
1992                                        21.17      21.74        --             0.2432           3.90
------------------------------------------------------------------------------------------------------------
1993                                        21.74      20.86        0.0310         0.2818          (2.59)
------------------------------------------------------------------------------------------------------------
1994                                        20.86      18.18        1.2111         0.2417          (5.87)
------------------------------------------------------------------------------------------------------------
1995                                        18.18      22.39        1.5085         0.2475          33.21
------------------------------------------------------------------------------------------------------------
1996                                        22.39      24.37        3.0247         0.2584          23.46
------------------------------------------------------------------------------------------------------------
1997                                        24.37      29.29        2.6664         0.2064          31.86
------------------------------------------------------------------------------------------------------------
1998                                        29.29      32.46        1.7755         0.1707          17.97
------------------------------------------------------------------------------------------------------------
01/01/99-08/31/99                           32.46      32.07        --              --             (1.20)
------------------------------------------------------------------------------------------------------------
                                                     Totals:     $ 14.0204       $ 6.6197
------------------------------------------------------------------------------------------------------------
                                                     CUMULATIVE TOTAL RETURN AS OF 08/31/99:      619.07%
------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                                            NET ASSET VALUE
                                          -------------------  CAPITAL GAINS    DIVIDENDS         TOTAL
PERIOD COVERED                            BEGINNING   ENDING    DISTRIBUTED        PAID         RETURN(1)
------------------------------------------------------------------------------------------------------------
07/01/91-12/31/91                          $18.04     $21.14        --           $ 0.1074          17.85%
------------------------------------------------------------------------------------------------------------
1992                                        21.14      21.69        --             0.0992           3.09
------------------------------------------------------------------------------------------------------------
1993                                        21.69      20.82     $  0.0310         0.1193          (3.31)
------------------------------------------------------------------------------------------------------------
1994                                        20.82      18.15        1.2111         0.0768          (6.62)
------------------------------------------------------------------------------------------------------------
1995                                        18.15      22.35        1.5085         0.0715          32.18
------------------------------------------------------------------------------------------------------------
1996                                        22.35      24.32        3.0247         0.0643          22.55
------------------------------------------------------------------------------------------------------------
1997                                        24.32      29.20        2.6508         0.0044          30.79
------------------------------------------------------------------------------------------------------------
1998                                        29.20      32.26        1.7755          --             17.02
------------------------------------------------------------------------------------------------------------
01/01/99-08/31/99                           32.26      31.72        --              --             (1.67)
------------------------------------------------------------------------------------------------------------
                                                     Totals:      $10.2016       $ 0.5429
------------------------------------------------------------------------------------------------------------
                                                     CUMULATIVE TOTAL RETURN AS OF 08/31/99:      167.40%
------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER GROWTH AND INCOME FUND

PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                                           NET ASSET VALUE
                                          ------------------  CAPITAL GAINS    DIVIDENDS       TOTAL
PERIOD COVERED                            BEGINNING  ENDING    DISTRIBUTED       PAID        RETURN(1)
--------------------------------------------------------------------------------------------------------
07/02/92-12/31/92                          $19.96    $21.75        --           $0.1160          9.58%
--------------------------------------------------------------------------------------------------------
1993                                        21.75     20.87     $  0.0310        0.1308         (3.30)
--------------------------------------------------------------------------------------------------------
1994                                        20.87     18.20        1.2111        0.0756         (6.61)
--------------------------------------------------------------------------------------------------------
1995                                        18.20     22.42        1.5085        0.0728         32.21
--------------------------------------------------------------------------------------------------------
1996                                        22.42     24.39        3.0247        0.0781         22.55
--------------------------------------------------------------------------------------------------------
1997                                        24.39     29.24        2.6664        0.0318         30.77
--------------------------------------------------------------------------------------------------------
1998                                        29.24     32.32        1.7755         --            17.06
--------------------------------------------------------------------------------------------------------
01/01/99-08/31/99                           32.32     31.78        --             --            (1.67)
--------------------------------------------------------------------------------------------------------
                                                     Totals:     $10.2172       $0.5051
--------------------------------------------------------------------------------------------------------
                                                   CUMULATIVE TOTAL RETURN AS OF 08/31/99:     141.34%
--------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the year ended August 31, 1999, and since inception, February 12, 1992 through August 31, 1999, Class Y shares had a total return of 26.82% and 148.43%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution or service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER MID CAP FUND

PERFORMANCE RESULTS (UNAUDITED)

                                                  NET ASSET VALUE                  TOTAL RETURN(1)
                                          --------------------------------  ------------------------------
                                                                              12 MONTHS        6 MONTHS
                                          08/31/99  02/28/99    08/31/98    ENDED 08/31/99  ENDED 08/31/99
----------------------------------------------------------------------------------------------------------
Class A Shares                             $10.67    $ 9.61     $ 7.97          43.38%           11.03%
----------------------------------------------------------------------------------------------------------
Class B Shares                              10.59      9.59       7.99          41.95            10.43
----------------------------------------------------------------------------------------------------------
Class C Shares                               9.57      8.66       7.26          42.17            10.51
----------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES
                                            NET ASSET VALUE
                                          -------------------  CAPITAL GAINS    DIVIDENDS         TOTAL
PERIOD COVERED                            BEGINNING   ENDING    DISTRIBUTED        PAID         RETURN(1)
------------------------------------------------------------------------------------------------------------
04/07/92-12/31/92                          $ 9.55     $10.50        --              --              9.95%
------------------------------------------------------------------------------------------------------------
1993                                        10.50      12.19        --              --             16.10
------------------------------------------------------------------------------------------------------------
1994                                        12.19      11.98     $  0.0433          --             (1.36)
------------------------------------------------------------------------------------------------------------
1995                                        11.98      14.67        0.7480          --             28.79
------------------------------------------------------------------------------------------------------------
1996                                        14.67      14.92        2.3244          --             17.87
------------------------------------------------------------------------------------------------------------
1997                                        14.92      13.55        3.4608          --             15.14
------------------------------------------------------------------------------------------------------------
1998                                        13.55      10.34        4.5107          --             11.81
------------------------------------------------------------------------------------------------------------
01/01/99-08/31/99                           10.34      10.67        --              --              3.19
------------------------------------------------------------------------------------------------------------
                                                      Total:     $ 11.0872       $ 0.0000
------------------------------------------------------------------------------------------------------------
                                                     CUMULATIVE TOTAL RETURN AS OF 08/31/99:      153.91%
------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES
                                            NET ASSET VALUE
                                          -------------------  CAPITAL GAINS    DIVIDENDS         TOTAL
PERIOD COVERED                            BEGINNING   ENDING    DISTRIBUTED        PAID         RETURN(1)
------------------------------------------------------------------------------------------------------------
04/07/92-12/31/92                          $10.00     $10.93        --              --              9.30%
------------------------------------------------------------------------------------------------------------
1993                                        10.93      12.59        --              --             15.19
------------------------------------------------------------------------------------------------------------
1994                                        12.59      12.28     $  0.0433          --             (2.03)
------------------------------------------------------------------------------------------------------------
1995                                        12.28      14.94        0.7480          --             27.73
------------------------------------------------------------------------------------------------------------
1996                                        14.94      15.11        2.3244          --             17.01
------------------------------------------------------------------------------------------------------------
1997                                        15.11      13.64        3.4608          --             14.28
------------------------------------------------------------------------------------------------------------
1998                                        13.64      10.33        4.5107          --             10.85
------------------------------------------------------------------------------------------------------------
01/01/99-08/31/99                           10.33      10.59        --              --              2.52
------------------------------------------------------------------------------------------------------------
                                                      Total:      $11.0872       $ 0.0000
------------------------------------------------------------------------------------------------------------
                                                     CUMULATIVE TOTAL RETURN AS OF 08/31/99:      141.46%
------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES
                                            NET ASSET VALUE
                                          -------------------  CAPITAL GAINS    DIVIDENDS         TOTAL
PERIOD COVERED                            BEGINNING   ENDING    DISTRIBUTED        PAID         RETURN(1)
------------------------------------------------------------------------------------------------------------
07/02/92-12/31/92                          $ 8.89     $10.46        --              --             17.66%
------------------------------------------------------------------------------------------------------------
1993                                        10.46      12.05        --              --             15.20
------------------------------------------------------------------------------------------------------------
1994                                        12.05      11.75     $  0.0433          --             (2.13)
------------------------------------------------------------------------------------------------------------
1995                                        11.75      14.26        0.7480          --             27.82
------------------------------------------------------------------------------------------------------------
1996                                        14.26      14.31        2.3244          --             16.98
------------------------------------------------------------------------------------------------------------
1997                                        14.31      12.74        3.4608          --             14.39
------------------------------------------------------------------------------------------------------------
1998                                        12.74       9.33        4.5107          --             10.82
------------------------------------------------------------------------------------------------------------
01/01/99-08/31/99                            9.33       9.57        --              --              2.57
------------------------------------------------------------------------------------------------------------
                                                      Total:      $11.0872       $ 0.0000
------------------------------------------------------------------------------------------------------------
                                                     CUMULATIVE TOTAL RETURN AS OF 08/31/99:      158.01%
------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

Note: The Fund offers Class Y shares to a limited group of investors including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the year ended August 31, 1999, and from March 17, 1998 (commencement of issuance) through August 31, 1999, Class Y Shares had a total return of 43.77% and 5.21%, respectively. Class Y Shares do not have initial or contingent deferred sales charges or ongoing distribution or service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER GROWTH FUND

PERFORMANCE RESULTS (UNAUDITED)

                                                  NET ASSET VALUE                  TOTAL RETURN(1)
                                          --------------------------------  ------------------------------
                                                                              12 MONTHS        6 MONTHS
                                          08/31/99  02/28/99    08/31/98    ENDED 08/31/99  ENDED 08/31/99
----------------------------------------------------------------------------------------------------------
Class A Shares                             $26.85    $25.74     $20.08          44.97%            4.31%
----------------------------------------------------------------------------------------------------------
Class B Shares                              24.26     23.35      18.44          43.75             3.90
----------------------------------------------------------------------------------------------------------
Class C Shares                              24.56     23.64      18.65          43.74             3.89
----------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                            NET ASSET VALUE
                                          -------------------  CAPITAL GAINS    DIVIDENDS         TOTAL
PERIOD COVERED                            BEGINNING   ENDING    DISTRIBUTED        PAID         RETURN(1)
------------------------------------------------------------------------------------------------------------
03/18/85-12/31/85                          $ 9.15     $10.55        --           $ 0.1275          16.87%
------------------------------------------------------------------------------------------------------------
1986                                        10.55      10.86     $  0.4064         0.1042           7.64
------------------------------------------------------------------------------------------------------------
1987                                        10.86       9.81        1.4051         0.0847           4.34
------------------------------------------------------------------------------------------------------------
1988                                         9.81      11.87        --             0.1011          22.05
------------------------------------------------------------------------------------------------------------
1989                                        11.87      14.79        1.1520          --             34.27
------------------------------------------------------------------------------------------------------------
1990                                        14.79      12.98        0.4625         0.1625          (7.72)
------------------------------------------------------------------------------------------------------------
1991                                        12.98      18.53        0.6003         0.0072          47.61
------------------------------------------------------------------------------------------------------------
1992                                        18.53      18.66        0.6235          --              4.15
------------------------------------------------------------------------------------------------------------
1993                                        18.66      21.14        1.0734          --             19.17
------------------------------------------------------------------------------------------------------------
1994                                        21.14      18.81        0.0258          --            (10.90)
------------------------------------------------------------------------------------------------------------
1995                                        18.81      23.12        1.8440          --             33.02
------------------------------------------------------------------------------------------------------------
1996                                        23.12      24.24        2.1056          --             14.11
------------------------------------------------------------------------------------------------------------
1997                                        24.24      21.24        6.7819          --             17.01
------------------------------------------------------------------------------------------------------------
1998                                        21.24      25.85        2.0057          --             31.95
------------------------------------------------------------------------------------------------------------
01/01/99-08/31/99                           25.85      26.85        --              --              3.87
------------------------------------------------------------------------------------------------------------
                                                     Totals:     $ 18.4862       $ 0.5872
------------------------------------------------------------------------------------------------------------
                                                     CUMULATIVE TOTAL RETURN AS OF 08/31/99:      688.80%
------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                                            NET ASSET VALUE
                                          -------------------  CAPITAL GAINS    DIVIDENDS         TOTAL
PERIOD COVERED                            BEGINNING   ENDING    DISTRIBUTED        PAID         RETURN(1)
------------------------------------------------------------------------------------------------------------
07/01/91-12/31/91                          $15.63     $18.47     $  0.6003       $ 0.0037          22.18%
------------------------------------------------------------------------------------------------------------
1992                                        18.47      18.44        0.6235          --              3.30
------------------------------------------------------------------------------------------------------------
1993                                        18.44      20.71        1.0734          --             18.26
------------------------------------------------------------------------------------------------------------
1994                                        20.71      18.28        0.0258          --            (11.61)
------------------------------------------------------------------------------------------------------------
1995                                        18.28      22.22        1.8440          --             31.95
------------------------------------------------------------------------------------------------------------
1996                                        22.22      23.02        2.1056          --             13.24
------------------------------------------------------------------------------------------------------------
1997                                        23.02      19.62        6.7819          --             16.17
------------------------------------------------------------------------------------------------------------
1998                                        19.62      23.48        2.0057          --             30.76
------------------------------------------------------------------------------------------------------------
01/01/99-08/31/99                           23.48      24.26        --              --              3.32
------------------------------------------------------------------------------------------------------------
                                                     Totals:     $ 15.0602       $ 0.0037
------------------------------------------------------------------------------------------------------------
                                                     CUMULATIVE TOTAL RETURN AS OF 08/31/99:      214.69%
------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

The data above represents past performance of the Fund's shares which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER GROWTH FUND

PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                                           NET ASSET VALUE
                                          ------------------  CAPITAL GAINS    DIVIDENDS       TOTAL
PERIOD COVERED                            BEGINNING  ENDING    DISTRIBUTED       PAID        RETURN(1)
--------------------------------------------------------------------------------------------------------
07/02/92-12/31/92                          $17.04    $18.57     $  0.6235         --            12.73%
--------------------------------------------------------------------------------------------------------
1993                                        18.57     20.85        1.0734         --            18.19
--------------------------------------------------------------------------------------------------------
1994                                        20.85     18.41        0.0258         --           (11.58)
--------------------------------------------------------------------------------------------------------
1995                                        18.41     22.40        1.8440         --            32.00
--------------------------------------------------------------------------------------------------------
1996                                        22.40     23.21        2.1056         --            13.18
--------------------------------------------------------------------------------------------------------
1997                                        23.21     19.83        6.7819         --            16.13
--------------------------------------------------------------------------------------------------------
1998                                        19.83     23.77        2.0057         --            30.84
--------------------------------------------------------------------------------------------------------
01/01/99-08/31/99                           23.77     24.56        --             --             3.32
--------------------------------------------------------------------------------------------------------
                                                     Totals:    $ 14.4599       $0.0000
--------------------------------------------------------------------------------------------------------
                                                   CUMULATIVE TOTAL RETURN AS OF 08/31/99:     176.29%
--------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the year ended August 31, 1999 and since inception, August 26, 1991 through
      August 31, 1999, Class Y shares had a total return of 45.40% and 208.54%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution or service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS                                         AUGUST 31, 1999

 NUMBER OF
   SHARES                                                               VALUE
------------                                                        --------------
COMMON STOCKS--89.84%
AIRLINES--0.67%
   183,600     Delta Air Lines, Inc..............................   $    9,329,175
                                                                    --------------
ALCOHOL--0.42%
    76,000     Anheuser-Busch Companies, Inc.....................        5,852,000
                                                                    --------------
APPAREL, RETAIL--1.46%
   700,000     TJX Companies, Inc................................       20,212,500
                                                                    --------------
APPAREL, TEXTILES--0.68%
   151,702     Tommy Hilfiger Corp.*.............................        5,148,387
   176,000     Westpoint Stevens Inc.............................        4,224,000
                                                                    --------------
                                                                         9,372,387
                                                                    --------------
BANKS--4.64%
   560,109     Bank of New York Co. Inc..........................       20,023,897
   298,700     The Chase Manhattan Corp..........................       24,997,456
   573,600     Mellon Bank Corp..................................       19,143,900
                                                                    --------------
                                                                        64,165,253
                                                                    --------------
BEVERAGES & TOBACCO--0.36%
   261,000     Pepsi Bottling Group Inc..........................        4,942,688
                                                                    --------------
BROADCASTING & PUBLISHING--0.27%
   140,000     Infinity Broadcasting Corp.*......................        3,788,750
                                                                    --------------
CHEMICALS--0.52%
    63,569     Dow Chemical Co...................................        7,223,028
                                                                    --------------
COMPUTER HARDWARE--6.41%
   300,000     Apple Computer, Inc.*.............................       19,575,000
   360,000     Cisco Systems, Inc.*..............................       24,412,500
   389,000     Dell Computer Corp.*..............................       18,988,062
   206,000     IBM Corp..........................................       25,659,875
                                                                    --------------
                                                                        88,635,437
                                                                    --------------
COMPUTER SOFTWARE--4.74%
   238,300     Autodesk, Inc.....................................        5,480,900
    75,000     BMC Software, Inc.*...............................        4,035,938
   150,000     Compuware Corp.*..................................        4,528,125
   264,425     Microsoft Corp.*..................................       24,475,839
   260,000     Sterling Software Inc.*...........................        5,232,500
   506,000     Unisys Corp.*.....................................       21,758,000
                                                                    --------------
                                                                        65,511,302
                                                                    --------------
CONSTRUCTION, REAL PROPERTY--0.32%
   161,000     Lafarge Corp......................................        4,427,500
                                                                    --------------
CONSUMER DURABLES--0.56%
   123,700     Maytag Corp.......................................        7,746,713
                                                                    --------------
DEFENSE/AEROSPACE--1.36%
   306,200     Allied-Signal, Inc................................       18,754,750
                                                                    --------------
DIVERSIFIED RETAIL--3.82%
   399,250     Dayton Hudson Corp................................       23,156,500
   412,300     Family Dollar Stores Inc..........................        8,117,156
   327,500     Federated Department Stores, Inc.*................       15,065,000
   146,850     Wal Mart Stores, Inc..............................        6,507,291
                                                                    --------------
                                                                        52,845,947
                                                                    --------------
DRUGS & MEDICINE--5.35%
   412,600     Amerisource Health Corp.*.........................       10,650,237

 NUMBER OF
   SHARES                                                               VALUE
------------                                                        --------------
DRUGS & MEDICINE--(CONCLUDED)
   277,000     Biogen Inc.*......................................   $   21,259,750
    21,200     Elan Corp. PLC, ADR*(1)...........................          679,725
   141,000     Pharmacia & Upjohn, Inc...........................        7,367,250
   268,000     Schering-Plough Corp..............................       14,086,750
   300,000     Warner Lambert Co.................................       19,875,000
                                                                    --------------
                                                                        73,918,712
                                                                    --------------
ELECTRIC UTILITIES--2.29%
   170,000     Consolidated Edison Co. of
                 New York, Inc...................................        7,480,000
   123,600     Duke Energy Corp..................................        7,107,000
   221,000     Energy East Corp..................................        5,525,000
   197,200     Unicom Corp.......................................        7,616,850
   166,500     Utilicorp United Inc..............................        3,860,719
                                                                    --------------
                                                                        31,589,569
                                                                    --------------
ELECTRICAL EQUIPMENT--0.67%
   206,000     Jabil Circuit Inc.*...............................        9,231,375
                                                                    --------------
ENERGY RESERVES & PRODUCTION--3.32%
   107,000     Atlantic Richfield Co.............................        9,409,313
   150,000     Mobil Corp........................................       15,356,250
   341,500     Royal Dutch Petroleum Co. ADR.....................       21,130,312
                                                                    --------------
                                                                        45,895,875
                                                                    --------------
ENTERTAINMENT--0.80%
   263,000     Viacom, Inc., Class B*............................       11,062,438
                                                                    --------------
FINANCIAL SERVICES--1.99%
   204,396     Associates First Capital Corp.....................        7,013,338
    84,800     General Electric Co...............................        9,524,100
   150,000     Marsh & McLennan Cos., Inc........................       10,921,875
                                                                    --------------
                                                                        27,459,313
                                                                    --------------
FOOD RETAIL--1.44%
   295,000     Food Lion Inc.....................................        2,332,344
   758,800     Kroger Co.*.......................................       17,547,250
                                                                    --------------
                                                                        19,879,594
                                                                    --------------
FOREST PRODUCTS, PAPER--3.02%
   114,046     Champion International Corp.......................        6,272,530
   350,000     Fort James Corp...................................       11,287,500
   214,000     Georgia-Pacific Corp..............................        8,854,250
   147,500     Georgia Pacific Corp. PEPS........................        6,692,813
   155,000     Weyerhaeuser Co...................................        8,718,750
                                                                    --------------
                                                                        41,825,843
                                                                    --------------
GAS UTILITY--0.80%
   187,500     Columbia Energy Group.............................       11,074,219
                                                                    --------------
HOUSEHOLD PRODUCTS--0.70%
   220,200     Avon Products, Inc................................        9,661,275
                                                                    --------------
INDUSTRIAL PARTS--1.38%
   117,000     American Standard Companies Inc.*.................        4,797,000
   358,700     Mettler-Toledo International Inc.*................        9,550,388
    56,411     SPX Corp.*........................................        4,780,832
                                                                    --------------
                                                                        19,128,220
                                                                    --------------

PAINEWEBBER GROWTH AND INCOME FUND

 NUMBER OF
   SHARES                                                               VALUE
------------                                                        --------------
COMMON STOCKS--(CONCLUDED)
INDUSTRIAL SERVICES/SUPPLIES--2.40%
   107,635     Delphi Automotive Systems Corp....................   $    2,018,156
   308,050     Tyco International Ltd............................       31,209,316
                                                                    --------------
                                                                        33,227,472
                                                                    --------------
INFORMATION & COMPUTER SERVICES--0.97%
   100,000     Computer Sciences Corp.*..........................        6,918,750
   147,450     Valassis Communications Inc.*.....................        6,450,937
                                                                    --------------
                                                                        13,369,687
                                                                    --------------
LEISURE--1.27%
   114,955     Eastman Kodak Co..................................        8,442,008
   372,360     Hasbro, Inc.......................................        9,099,547
                                                                    --------------
                                                                        17,541,555
                                                                    --------------
LIFE INSURANCE--2.29%
   155,300     American General Corp.............................       11,026,300
   151,909     Equitable Co., Inc................................        9,380,381
   130,000     Lincoln National Corp.............................        6,093,750
   175,000     Protective Life Corp..............................        5,206,250
                                                                    --------------
                                                                        31,706,681
                                                                    --------------
LONG DISTANCE & PHONE COMPANIES--7.36%
   393,750     AT&T Corp.........................................       17,718,750
   400,600     BellSouth Corp....................................       18,127,150
   259,700     Century Telephone Enterprises, Inc................       10,209,456
   250,000     GTE Corp..........................................       17,156,250
   223,000     MCI WorldCom, Inc.*...............................       16,892,250
   450,000     SBC Communications, Inc...........................       21,600,000
                                                                    --------------
                                                                       101,703,856
                                                                    --------------
MANUFACTURING--GENERAL--3.81%
   305,800     Ingersoll Rand Co.................................       19,456,525
   501,400     United Technologies Corp..........................       33,155,075
                                                                    --------------
                                                                        52,611,600
                                                                    --------------
MEDIA--1.06%
   450,000     Comcast Corp., Class A............................       14,681,250
                                                                    --------------
MEDICAL PRODUCTS--1.44%
   266,300     Boston Scientific Corp.*..........................        9,037,556
   300,000     St. Jude Medical, Inc.*...........................       10,875,000
                                                                    --------------
                                                                        19,912,556
                                                                    --------------
MEDICAL PROVIDERS--0.53%
   100,000     Wellpoint Health Networks, Inc.*..................        7,287,500
                                                                    --------------
MINING & METALS--1.10%
   151,702     Alcoa, Inc........................................        9,794,260
   118,200     Martin Marietta Materials Inc.....................        5,392,875
                                                                    --------------
                                                                        15,187,135
                                                                    --------------
MOTOR VEHICLES--2.54%
   142,600     Borg Warner Automotive, Inc.......................        6,755,675

 NUMBER OF
   SHARES                                                               VALUE
------------                                                        --------------
MOTOR VEHICLES--(CONCLUDED)
   348,000     Ford Motor Co.....................................   $   18,139,500
   154,000     General Motors Corp...............................       10,183,250
                                                                    --------------
                                                                        35,078,425
                                                                    --------------
OIL REFINING--1.35%
   276,011     Coastal Corp......................................       11,954,726
   213,900     USX-Marathon Group................................        6,657,638
                                                                    --------------
                                                                        18,612,364
                                                                    --------------
OTHER INSURANCE--2.51%
   252,532     ACE Ltd...........................................        5,413,655
   127,500     Ambac Financial Group Inc.........................        6,733,594
   145,000     American International Group, Inc.................       13,439,687
   255,000     Travelers Property Casualty Corp..................        9,052,500
                                                                    --------------
                                                                        34,639,436
                                                                    --------------
PUBLISHING--1.15%
   294,461     Knight Ridder, Inc................................       15,882,490
                                                                    --------------
RESTAURANTS--0.88%
   230,000     Brinker International Inc.*.......................        5,520,000
   225,000     Outback Steakhouse Inc.*..........................        6,665,625
                                                                    --------------
                                                                        12,185,625
                                                                    --------------
SECURITIES & ASSET MANAGEMENT--0.93%
   150,000     Morgan Stanley Dean Witter Co.....................       12,871,875
                                                                    --------------
SEMICONDUCTOR--5.99%
   350,000     Applied Materials, Inc.*..........................       24,871,875
   189,810     Atmel Corp.*......................................        7,461,905
    75,200     Fairchild Semiconductor
                 International, Inc.*............................        2,039,800
   210,500     Intel Corp........................................       17,300,469
   170,000     JDS Uniphase Corp.*...............................       18,030,625
   192,000     Vitesse Semiconductor Corp.*......................       13,056,000
                                                                    --------------
                                                                        82,760,674
                                                                    --------------
SPECIALTY RETAIL--2.78%
   225,000     Home Depot, Inc...................................       13,753,125
   625,600     Office Depot Inc.*................................        6,529,700
   260,550     Staples Inc.*.....................................        5,666,962
   247,000     Williams Sonoma Inc.*.............................        9,633,000
    80,000     Zale Corp.*.......................................        2,775,000
                                                                    --------------
                                                                        38,357,787
                                                                    --------------
THRIFT--0.47%
   250,000     Greenpoint Financial Corp.........................        6,468,750
                                                                    --------------
TOBACCO--1.02%
   375,000     Philip Morris Co., Inc............................       14,039,062
                                                                    --------------
Total Common Stocks (cost--$929,292,693).........................    1,241,659,643
                                                                    --------------

PAINEWEBBER GROWTH AND INCOME FUND

PRINCIPAL
 AMOUNT                                                            MATURITY            INTEREST
  (000)                                                             DATES                RATES           VALUE
---------                                                   ----------------------  ---------------  --------------
CONVERTIBLE BONDS--2.91%
COMPUTER HARDWARE--0.76%
 $ 7,800   Nextel Communications Inc.#....................         07/01/07             4.750%       $   10,510,500
                                                                                                     --------------
FINANCIAL SERVICES--1.24%
  16,100   Bell Atlantic Financial Services Inc.# ........         09/15/05              4.250           17,106,250
                                                                                                     --------------
LONG DISTANCE & PHONE COMPANIES--0.13%
   1,900   Telefonos De Mexico SA.........................         06/15/04              4.250            1,847,750
                                                                                                     --------------
SPECIALTY RETAIL--0.78%
   4,000   Home Depot Inc.................................         10/01/01              3.250           10,730,000
                                                                                                     --------------
                                                                                                         40,194,500
Total Convertible Bonds (cost--$29,667,770)...............
                                                                                                     --------------

SHORT TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--6.15%
  30,000   Federal Home Loan Bank Discount Notes..........         09/03/99             4.980@           29,991,700
                                                                                       4.950 to
  55,000   Federal Home Loan Mortgage Discount Notes......  09/03/99 to 09/17/99        5.080@           54,955,133
                                                                                                     --------------
                                                                                                         84,946,833
Total Short Term U.S. Government Agency Obligations
(cost--$84,946,833).......................................
                                                                                                     --------------
MONEY MARKET FUNDS--0.00%
   2,654   Liquid Assets Portfolio (cost--$2,654).........                                                    2,654
                                                                                                     --------------
REPURCHASE AGREEMENT--0.27%
   3,795   Repurchase agreement dated 08/31/99 with SG
             Warburg, collateralized by $3,327,000 U.S.
             Treasury Bonds 7.625% due 11/15/22 (value--
             $3,871,796); proceeds: $3,795,571
             (cost--$3,795,000)...........................         09/01/99              5.420            3,795,000
                                                                                                     --------------
                                                                                                      1,370,598,630
Total Investments (cost--$1,047,704,950)--99.17%..........
                                                                                                         11,425,829
Other assets in excess of liabilities--0.83%..............
                                                                                                     --------------
Net Assets--100.00%.......................................                                           $1,382,024,459
                                                                                                     ==============

-----------------

*    Non-Income producing security.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

@   Interest rate reflects yield to maturity at date of purchase.

ADR  American Depositary Receipt.

PEPS Premium Equity Participating Securities.

(1)  Security, or portion thereof, was on loan at August 31, 1999.

                 See accompanying notes to financial statements

PAINEWEBBER MID CAP FUND

PORTFOLIO OF INVESTMENTS                                         AUGUST 31, 1999

NUMBER OF
  SHARES                                             VALUE
-------------                                     -------------
COMMON STOCKS--94.89%
AIRLINES--0.82%
    20,000       UAL Corp.* ...................   $  1,296,250
                                                  ------------
APPAREL, RETAIL--1.63%
    44,000       Abercrombie and Fitch Co.*....      1,534,500
    25,000       Ross Stores Inc...............      1,040,625
                                                  ------------
                                                     2,575,125
                                                  ------------
APPAREL, TEXTILES--0.49%
    30,000       Jones Apparel Group Inc.*.....        778,125
                                                  ------------
BANKS--5.60%
    52,500       Commerce Bancorp, Inc.........      2,257,500
    20,000       First Security Corp...........        433,750
     4,000       M & T Bank Corp.*.............      1,856,000
    60,000       Unionbancal Corp..............      2,302,500
    24,000       Westamerica BanCorp...........        766,500
    25,000       Zions Bancorporation..........      1,243,750
                                                  ------------
                                                     8,860,000
                                                  ------------
BEVERAGES & TOBACCO--0.72%
    60,000       Pepsi Bottling Group Inc......      1,136,250
                                                  ------------
BROADCASTING & PUBLISHING--1.89%
    35,000       Amfm Inc.* (1)................      1,723,750
    46,500       Infinity Broadcasting Corp.*
                   (1).........................      1,258,406
                                                  ------------
                                                     2,982,156
                                                  ------------
CHEMICALS--1.63%
    60,000       Crompton & Knowles Corp.......      1,050,000
    80,000       W.R. Grace & Co.*.............      1,530,000
                                                  ------------
                                                     2,580,000
                                                  ------------
COMPUTER-BUSINESS SERVICES--0.93%
     3,000       Ebay Inc.*....................        376,688
    12,000       GoTo.com, Inc.*...............        435,000
     2,000       Redback Networks Inc.*........        215,000
     3,000       Yahoo! Inc.*..................        442,500
                                                  ------------
                                                     1,469,188
                                                  ------------
COMPUTER HARDWARE--1.40%
    37,000       EMC Corp.*....................      2,220,000
                                                  ------------
COMPUTER SOFTWARE--7.45%
    42,700       Autodesk, Inc.................        982,100
    45,000       BMC Software, Inc.*...........      2,421,562
   110,000       Cadence Design Systems
                   Inc.*.......................      1,498,750
    60,000       Clarify, Inc.*................      2,640,000
    50,000       Compuware Corp.*..............      1,509,375
    10,000       Marimba Inc.* (1).............        274,375

NUMBER OF
  SHARES                                             VALUE
  --------                                        ------------

COMPUTER SOFTWARE--(CONCLUDED)

    26,000       New Era of Networks Inc.*.....   $    435,500
     6,000       Priceline.com Inc.* (1).......        408,750
    80,000       Sterling Software Inc.*.......      1,610,000
                                                  ------------
                                                    11,780,412
                                                  ------------
CONSUMER DURABLES--2.71%
    30,000       Black & Decker Corp...........      1,578,750
    40,000       Masco Corp....................      1,132,500
    25,000       Maytag Corp...................      1,565,625
                                                  ------------
                                                     4,276,875
                                                  ------------
DEFENSE/AEROSPACE--3.07%
    35,000       General Dynamics Corp.........      2,205,000
    20,000       Litton Industries Inc.*.......      1,280,000
    25,000       TRW, Inc......................      1,362,500
                                                  ------------
                                                     4,847,500
                                                  ------------
DIVERSIFIED RETAIL--0.75%
    60,000       Family Dollar Stores Inc......      1,181,250
                                                  ------------
DRUGS & MEDICINE--0.97%
    20,000       Biogen Inc.* (1)..............      1,535,000
                                                  ------------
ELECTRIC UTILITIES--3.69%
    80,000       Energy East Corp..............      2,000,000
   110,000       Minnesota Power & Light Co....      1,959,375
   100,000       Public Service Co. of New
                   Mexico......................      1,881,250
                                                  ------------
                                                     5,840,625
                                                  ------------
ELECTRICAL EQUIPMENT--9.53%
    40,000       DSP Communications, Inc.*.....        940,000
    20,000       Gemstar Group Ltd.*...........      1,380,000
    40,000       Jabil Circuit Inc.*...........      1,792,500
    11,385       Lucent Technologies, Inc......        729,352
    70,000       SCI Systems Inc.* (1).........      3,486,875
    60,000       Solectron Corp.*..............      4,695,000
    30,000       Teradyne Inc.*................      2,041,875
                                                  ------------
                                                    15,065,602
                                                  ------------
ENVIRONMENTAL SERVICES--0.81%
   100,000       Allied Waste Industries
                   Inc.*.......................      1,275,000
                                                  ------------
FINANCIAL SERVICES--2.42%
    30,000       Comdisco Inc..................        631,875
    25,000       Marsh & McLennan
                   Companies, Inc..............      1,820,312
    50,000       Mutual Risk Management Ltd.
                   (1).........................      1,375,000
                                                  ------------
                                                     3,827,187
                                                  ------------

PAINEWEBBER MID CAP FUND

NUMBER OF
  SHARES                                             VALUE
  --------                                        ------------

COMMON STOCKS--(CONTINUED)

FOOD RETAIL--1.57%
   200,000       Food Lion Inc. (1)............   $  1,581,250
    30,000       Keebler Foods Co.*............        894,375
                                                  ------------
                                                     2,475,625
                                                  ------------
FOREST PRODUCTS, PAPER--0.64%
    55,000       Louisiana Pacific Corp........      1,017,500
                                                  ------------
INDUSTRIAL PARTS--2.44%
    60,000       Helix Technology Corp.........      1,695,000
    75,500       PRI Automation Inc.* (1)......      2,161,187
                                                  ------------
                                                     3,856,187
                                                  ------------
INDUSTRIAL SERVICES/SUPPLIES--0.71%
    60,000       Delphi Automotive Systems
                   Corp........................      1,125,000
                                                  ------------
INFORMATION & COMPUTER SERVICES--4.48%
    22,500       A.C. Nielson Corp.*...........        562,500
    30,000       America Online Inc.*..........      2,739,375
     3,800       Ariba Inc.....................        528,200
     9,000       Careinsite Inc................        429,750
    18,300       Computer Sciences Corp.*......      1,266,131
    50,775       Fiserv Inc.* (1)..............      1,564,505
                                                  ------------
                                                     7,090,461
                                                  ------------
LIFE INSURANCE--1.79%
    25,000       Equitable Co., Inc............      1,543,750
    40,000       Reinsurance Group of
                   America, Inc................      1,280,000
                                                  ------------
                                                     2,823,750
                                                  ------------
LONG DISTANCE & PHONE COMPANIES--0.65%
    13,500       MCI WorldCom, Inc.*...........      1,022,625
                                                  ------------
MANUFACTURING-GENERAL--1.52%
    90,000       Mettler Toledo International
                   Inc.*.......................      2,396,250
                                                  ------------
MANUFACTURING-HIGH TECHNOLOGY--2.00%
    50,000       ASM Lithography Holdings
                   N.V.*.......................      3,156,250
                                                  ------------
MEDIA--3.72%
    20,600       Adelphia Communications Corp.*
                   (1).........................      1,277,200
    25,000       Cablevision Systems Corp.*
                   (1).........................      1,750,000
    62,400       Comcast Corp. Class A.........      2,035,800
    60,000       Penton Media Inc..............        825,000
                                                  ------------
                                                     5,888,000
                                                  ------------
MINING & METALS--1.26%
    15,000       Ball Corp.....................        674,063
    29,000       Martin Marietta Materials
                   Inc.........................      1,323,125
                                                  ------------
                                                     1,997,188
                                                  ------------
NUMBER OF
  SHARES                                             VALUE
  --------                                        ------------

MOTOR VEHICLES--2.84%
    20,000       Borg Warner
                   Automotive, Inc.............   $    947,500
    20,000       Lear Corp.*...................        803,750
    40,000       Navistar International
                   Corp.*......................      1,945,000
    40,000       Tower Automotive Inc.* (1)....        800,000
                                                  ------------
                                                     4,496,250
                                                  ------------
OIL REFINING--0.79%
    40,000       USX-Marathon Group............      1,245,000
                                                  ------------
OIL SERVICES--3.30%
    40,000       Cooper Cameron Corp.*.........      1,665,000
   100,000       Ensco International Inc.......      2,131,250
    40,000       Weatherford International,
                   Inc.* (1)...................      1,425,000
                                                  ------------
                                                     5,221,250
                                                  ------------
OTHER INSURANCE--1.07%
    32,000       Ambac Financial
                   Group, Inc..................      1,690,000
                                                  ------------
RESTAURANTS--1.38%
    60,000       Bob Evans Farms Inc...........      1,222,500
    40,000       Brinker International Inc.*...        960,000
                                                  ------------
                                                     2,182,500
                                                  ------------
SECURITIES & ASSET MANAGEMENT--1.83%
     9,800       DLJ Direct Inc.* (1)..........        167,213
    30,000       Lehman Brothers
                   Holdings, Inc...............      1,612,500
    15,000       Merrill Lynch &
                   Company, Inc................      1,119,375
                                                  ------------
                                                     2,899,088
                                                  ------------
SEMICONDUCTOR--11.49%
    35,000       Atmel Corp.*..................      1,375,938
    76,500       Fairchild Semiconductor
                   International, Inc.*........      2,075,062
    60,000       JDS Uniphase Corp.* (1).......      6,363,750
    41,300       Maxim Integrated Productions
                   Inc.*.......................      2,780,006
    41,800       MMC Networks Inc.*............      1,290,575
    35,000       Novellus Systems Inc.*........      1,887,813
    35,000       Vitesse Semiconductor Corp.*
                   (1).........................      2,380,000
                                                  ------------
                                                    18,153,144
                                                  ------------
SPECIALTY RETAIL--2.40%
    35,000       Bed, Bath & Beyond Inc.*......        962,500
    20,000       Lowe's Companies Inc..........        905,000
    85,000       Office Depot Inc.*............        887,187
    30,000       Zale Corp.*...................      1,040,625
                                                  ------------
                                                     3,795,312
                                                  ------------

PAINEWEBBER MID CAP FUND

NUMBER OF
  SHARES                                             VALUE
  --------                                        ------------

COMMON STOCKS--(CONCLUDED)

TELECOMMUNICATIONS--2.50%
    65,000       Advanced Fibre
                   Communications*.............   $  1,060,312
     3,500       Copper Mountain Networks Inc.*
                   (1).........................        409,500
     3,750       Covad Communications Group
                   Inc.*.......................        172,969
    32,749       Global Crossing Ltd.* (1).....        847,380
    25,000       Global Telesystems Group Inc.*
                   (1).........................        807,813
NUMBER OF
  SHARES                                             VALUE
  --------                                        ------------

TELECOMMUNICATIONS--(CONCLUDED)

    10,000       Northpoint Communications
                   Holding*....................   $    264,375
    10,000       Rhythms Netconnections
                   Inc.*.......................        382,500
                                                  ------------
                                                     3,944,849
                                                  ------------
Total Common Stocks (cost--$120,241,104).......    150,002,774
                                                  ------------

PRINCIPAL                                                            INTEREST
AMOUNT (000)                                      MATURITY DATE       RATES            VALUE
  --------                                        ------------     ------------     ------------

SHORT TERM U.S. GOVERNMENT AGENCY OBLIGATION--2.52%
  $  4,000       Federal National Mortgage
                   Association Discount Notes
                   (cost--$3,985,296)..........       09/27/99            5.090%@      3,985,296
                                                                                    ------------
Total Investments
  (cost--$124,226,400)--97.41%.................                                      153,988,070
Other assets in excess of liabilities--2.59%...                                        4,098,701
                                                                                    ------------
Net Assets--100.00%............................                                     $158,086,771
                                                                                    ============

-----------------

*   Non-Income producing security.

@  Interest rate reflects yield to maturity at date of purchase.

(1)  Security, or portion thereof, was on loan at August 31, 1999.

                 See accompanying notes to financial statements

PAINEWEBBER GROWTH FUND

PORTFOLIO OF INVESTMENTS                                         AUGUST 31, 1999

 NUMBER OF
  SHARES                                                                           VALUE
-----------                                                                     ------------
COMMON STOCKS--91.01%
AIRLINES--0.72%
    80,000    Continental Airlines Inc.*.....................................   $  3,265,000
                                                                                ------------
ALCOHOL--0.60%
    35,000    Anheuser-Busch Companies, Inc..................................      2,695,000
                                                                                ------------
APPAREL, RETAIL--0.97%
    63,000    Abercrombie and Fitch Co.* (1).................................      2,197,125
    76,000    TJX Companies, Inc.............................................      2,194,500
                                                                                ------------
                                                                                   4,391,625
                                                                                ------------
APPAREL, TEXTILES--0.77%
    75,000    Nike Inc.......................................................      3,468,750
                                                                                ------------
BANKS--1.35%
    35,000    Bank of New York, Inc..........................................      1,251,250
    40,000    The Chase Manhattan Corp.......................................      3,347,500
    55,000    Firstar Corp...................................................      1,474,687
                                                                                ------------
                                                                                   6,073,437
                                                                                ------------
BEVERAGES & TOBACCO--0.76%
   181,500    Pepsi Bottling Group, Inc......................................      3,437,156
                                                                                ------------
BROADCASTING & PUBLISHING--0.61%
    55,743    Amfm Inc.*(1)..................................................      2,745,343
                                                                                ------------
CABLE--0.27%
    44,000    Insight Communications Inc.....................................      1,199,000
                                                                                ------------
CHEMICALS--0.68%
    45,000    Hoechst AG, ADR................................................      1,892,813
    20,000    Sealed Air Corp................................................      1,175,000
                                                                                ------------
                                                                                   3,067,813
                                                                                ------------
COMPUTER-BUSINESS SERVICES--0.65%
    30,000    CMG Information Services Inc.*(1)..............................      2,518,125
     6,000    Priceline.com Inc.* (1)........................................        408,750
                                                                                ------------
                                                                                   2,926,875
                                                                                ------------
COMPUTER HARDWARE--11.28%
    54,000    Apple Computer, Inc.* (1)......................................      3,523,500
   180,000    Cisco Systems, Inc.*...........................................     12,206,250
   280,000    Dell Computer Corp.*...........................................     13,667,500
   166,000    EMC Corp.* (1).................................................      9,960,000
    20,000    IBM Corp.......................................................      2,491,250
    35,000    Network Appliance, Inc.*.......................................      2,299,063
    84,000    Sun Microsystems Inc.*.........................................      6,678,000
                                                                                ------------
                                                                                  50,825,563
                                                                                ------------
COMPUTER SOFTWARE--3.25%
    50,000    Autodesk, Inc. (1).............................................      1,150,000

 NUMBER OF
  SHARES                                                                           VALUE
-----------                                                                     ------------

COMPUTER SOFTWARE--(CONCLUDED)

    60,000    BMC Software, Inc.*............................................   $  3,228,750
   100,000    Cadence Design Systems, Inc.*..................................      1,362,500
    72,000    Compuware Corp.*...............................................      2,173,500
    54,000    Microsoft Corp.*...............................................      4,998,375
    90,000    Sterling Commerce Inc.* (1)....................................      1,721,250
                                                                                ------------
                                                                                  14,634,375
                                                                                ------------
CONSUMER DURABLES--0.80%
    40,000    Avery Dennison Corp............................................      2,195,000
    50,000    Masco Corp.....................................................      1,415,625
                                                                                ------------
                                                                                   3,610,625
                                                                                ------------
DIVERSIFIED RETAIL--4.20%
    80,000    Costco Wholesale Corp.*........................................      5,980,000
    50,000    Dayton Hudson Corp.............................................      2,900,000
    50,000    Federated Department Stores, Inc.*.............................      2,300,000
    40,000    Kohl's Corp.*..................................................      2,850,000
   110,000    Wal-Mart Stores, Inc...........................................      4,874,375
                                                                                ------------
                                                                                  18,904,375
                                                                                ------------
DRUGS & MEDICINE--3.37%
    49,312    Cardinal Health, Inc...........................................      3,143,640
    90,000    Elan Corp. PLC, ADR* (1).......................................      2,885,625
     7,000    Genetech Inc...................................................      1,149,750
    65,000    Pharmacyclics Inc.*............................................      1,836,250
    80,000    Schering-Plough Corp...........................................      4,205,000
    30,000    Warner Lambert Co..............................................      1,987,500
                                                                                ------------
                                                                                  15,207,765
                                                                                ------------
ELECTRICAL EQUIPMENT--5.73%
    37,000    Jabil Circuit Inc.*............................................      1,658,062
    17,000    KLA-Tencor Corp. *.............................................      1,067,813
   110,000    Level 3 Communications Inc. (1)................................      6,572,500
    54,000    Lucent Technologies, Inc. (1)..................................      3,459,375
    25,000    Motorola, Inc..................................................      2,306,250
    50,000    SCI Systems Inc.*..............................................      2,490,625
    70,000    Tellabs, Inc.*.................................................      4,169,375
    60,000    Teradyne Inc.*.................................................      4,083,750
                                                                                ------------
                                                                                  25,807,750
                                                                                ------------
ENERGY RESERVES & PRODUCTION--0.45%
    20,000    Mobil Corp.....................................................      2,047,500
                                                                                ------------
ENTERTAINMENT--5.72%
   125,000    Carnival Corp..................................................      5,585,937
   200,000    Cinar Films Inc.*..............................................      5,000,000
    90,000    Fox Entertainment Group Inc.*..................................      2,075,625
   240,000    Liberty Media Group............................................      7,680,000

PAINEWEBBER GROWTH FUND

 NUMBER OF
  SHARES                                                                           VALUE
-----------                                                                     ------------

COMMON STOCKS--(CONTINUED)
ENTERTAINMENT--(CONCLUDED)

   130,000    Viacom Inc.*...................................................   $  5,468,125
                                                                                ------------
                                                                                  25,809,687
                                                                                ------------
ENVIRONMENTAL SERVICES--0.73%
   303,300    Republic Services Inc.*........................................      3,298,388
                                                                                ------------
FINANCIAL SERVICES--2.18%
    80,000    Federal Home Loan Mortgage Corp................................      4,120,000
    50,000    Federal National Mortgage Association..........................      3,106,250
   105,000    MBNA Corp......................................................      2,592,187
                                                                                ------------
                                                                                   9,818,437
                                                                                ------------
FOOD RETAIL--1.68%
   126,000    Kroger Co.* (1)................................................      2,913,750
   100,000    Safeway, Inc.*.................................................      4,656,250
                                                                                ------------
                                                                                   7,570,000
                                                                                ------------
FOREST PRODUCTS, PAPER--0.43%
   105,000    Louisiana Pacific Corp.........................................      1,942,500
                                                                                ------------
HOTELS--0.25%
   125,000    Extended Stay America Inc.*....................................      1,125,000
                                                                                ------------
HOUSEHOLD PRODUCTS--0.24%
    24,000    Estee Lauder, Inc. (1).........................................      1,102,500
                                                                                ------------
INDUSTRIAL PARTS--0.53%
    90,000    Mettler Toledo International Inc.*.............................      2,396,250
                                                                                ------------
INDUSTRIAL SERVICES/SUPPLIES--2.52%
    50,500    Cendant Corp.* (1).............................................        905,844
   200,000    Staffing Resources, Inc.* (2)..................................        700,000
    96,266    Tyco International Ltd.........................................      9,752,949
                                                                                ------------
                                                                                  11,358,793
                                                                                ------------
INFORMATION & COMPUTER SERVICES--7.71%
    85,000    America Online Inc.*...........................................      7,761,562
    30,000    Computer Sciences Corp.*.......................................      2,075,625
    15,000    Media Metrix Inc...............................................        719,531
    40,000    Omnicom Group Inc..............................................      3,015,000
   281,250    Outdoor Systems Inc.* (1)......................................      9,087,891
   150,000    Paychex, Inc. (1)..............................................      4,415,625
    73,200    Valassis Communications Inc.*..................................      3,202,500
   100,000    Young & Rubicam Inc.*..........................................      4,462,500
                                                                                ------------
                                                                                  34,740,234
                                                                                ------------
LIFE INSURANCE--1.94%
    30,000    American General Corp..........................................      2,130,000
    55,000    Equitable Co., Inc.............................................      3,396,250
 NUMBER OF
  SHARES                                                                           VALUE
-----------                                                                     ------------

LIFE INSURANCE--(CONCLUDED)

    32,000    Hartford Life Inc..............................................   $  1,390,000
    50,000    Nationwide Financial Services Inc.*............................      1,825,000
                                                                                ------------
                                                                                   8,741,250
                                                                                ------------
LONG DISTANCE & PHONE COMPANIES--5.40%
   192,695    AT&T Corp. (1).................................................      8,671,275
    35,000    France Telecom, ADR............................................      2,747,500
   145,000    MCI WorldCom, Inc.*............................................     10,983,750
    40,000    SBC Communications, Inc........................................      1,920,000
                                                                                ------------
                                                                                  24,322,525
                                                                                ------------
MANUFACTURING-GENERAL--1.52%
    45,000    Ingersoll Rand Co..............................................      2,863,125
    60,000    United Technologies Corp.......................................      3,967,500
                                                                                ------------
                                                                                   6,830,625
                                                                                ------------
MEDIA--6.10%
    25,000    Cablevision Systems Corp.* (1).................................      1,750,000
    60,000    Clear Channel Communications* (1)..............................      4,203,750
   160,000    Comcast Corp...................................................      5,220,000
    40,000    MediaOne Group, Inc.* (1)......................................      2,630,000
   155,000    Time Warner, Inc...............................................      9,193,437
   100,000    USA Networks, Inc.*............................................      4,487,500
                                                                                ------------
                                                                                  27,484,687
                                                                                ------------
MEDICAL PRODUCTS--0.93%
    36,500    Boston Scientific Corp.*.......................................      1,238,719
    50,000    Guidant Corp...................................................      2,934,375
                                                                                ------------
                                                                                   4,173,094
                                                                                ------------
OIL REFINING--0.49%
   105,000    Repsol S.A., ADR...............................................      2,191,875
                                                                                ------------
OTHER INSURANCE--1.32%
    35,000    Ambac Financial Group Inc......................................      1,848,437
    44,187    American International Group Inc...............................      4,095,583
                                                                                ------------
                                                                                   5,944,020
                                                                                ------------
PUBLISHING--0.73%
   125,000    News Corp. Ltd., ADR (1).......................................      3,304,688
                                                                                ------------
RESTAURANTS--0.46%
    50,000    McDonalds Corp.................................................      2,068,750
                                                                                ------------
SECURITIES & ASSET MANAGEMENT--0.44%
    50,000    Charles Schwab Corp............................................      1,975,000
                                                                                ------------
SEMICONDUCTOR--4.63%
    30,000    Altera Corp.*..................................................      1,263,750

PAINEWEBBER GROWTH FUND

 NUMBER OF
  SHARES                                                                           VALUE
-----------                                                                     ------------

COMMON STOCKS--(CONCLUDED)
SEMICONDUCTOR--(CONCLUDED)

    30,000    Applied Materials, Inc.*.......................................   $  2,131,875
    20,000    Broadcom Corp..................................................      2,575,000
    67,500    Fairchild Semiconductor
                International, Inc.*.........................................      1,830,937
    30,000    Intel Corp.....................................................      2,465,625
    80,000    JDS Uniphase Corp.* (1)........................................      8,485,000
    30,000    Xilinx Inc.*...................................................      2,098,125
                                                                                ------------
                                                                                  20,850,312
                                                                                ------------
SPECIALTY RETAIL--7.40%
   300,000    Autonation Inc. (1)............................................      3,881,250
   140,000    Home Depot, Inc................................................      8,557,500
    58,500    Lowe's Companies, Inc..........................................      2,647,125
    62,500    99 Cents Only Stores*..........................................      2,250,000
    52,500    Office Depot Inc.*.............................................        547,969
   270,000    Staples Inc.*..................................................      5,872,500
 NUMBER OF
  SHARES                                                                           VALUE
-----------                                                                     ------------

SPECIALTY RETAIL--(CONCLUDED)

   120,000    Tiffany & Co...................................................   $  6,345,000
   140,000    Walgreen Co....................................................      3,246,250
                                                                                ------------
                                                                                  33,347,594
                                                                                ------------
TELECOMMUNICATION--0.87%
    13,800    Covad Communications Group Inc.* (1)...........................        636,525
    67,135    Global Crossing Ltd.* (1)......................................      1,737,118
    10,800    Global Telesystems Group Inc. (1)..............................        348,975
    25,700    Northpoint Communications Holding*.............................        679,444
    13,800    Rhythms Netconnections Inc.....................................        527,850
                                                                                ------------
                                                                                   3,929,912
                                                                                ------------
WIRELESS TELECOMMUNICATIONS--0.33%
     7,500    Vodafone Group PLC.............................................      1,504,219
                                                                                ------------
Total Common Stocks (cost--$233,736,920).....................................    410,138,292
                                                                                ------------

PRINCIPAL
 AMOUNT                                                   MATURITY   INTEREST
 (000)                                                     DATES      RATES        VALUE
---------                                                ----------  --------   ------------

SHORT TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--7.75%
 $15,000  Federal Home Loan Bank Discount Notes........    09/15/99    5.080%@    14,970,367
  20,000  Federal National Mortgage Association
            Discount Notes.............................    09/24/99    5.090@     19,934,961
                                                                                ------------
Total Short Term U.S. Government Agency Obligations
  (cost--$34,905,328)..................................                           34,905,328
                                                                                ------------

REPURCHASE AGREEMENT--2.65%
  11,962  Repurchase Agreement dated 08/31/99 with SG
            Warburg, collateralized by $9,636,000 U.S.
            Treasury Bonds, 8.875% due 02/15/19
            (value--$12,201,585);
            proceeds: $11,963,801
            (cost--$11,962,000)........................    09/01/99    5.420      11,962,000
                                                                                ------------
Total Investments (cost--$280,604,248)--101.41%..............................    457,005,620
Liabilities in excess of other assets--(1.41)%...............................     (6,347,767)
                                                                                ------------
Net Assets--100.00%..........................................................   $450,657,853
                                                                                ============

-------------

*   Non-Income producing security.

@  Interest rate reflects yield to maturity at date of purchase.

ADR American Depositary Receipt.

(1)  Security, or portion thereof, was on loan at August 31, 1999.

(2)  Illiquid securities representing 0.16% of net assets.

                 See accompanying notes to financial statements

PAINEWEBBER

STATEMENT OF ASSETS AND LIABILITIES                              AUGUST 31, 1999

                                                                    GROWTH
                                                                  AND INCOME       MID CAP         GROWTH
                                                                     FUND            FUND           FUND
                                                                --------------   ------------   ------------
ASSETS
Investments in securities, at value (cost--$1,047,704,950,
  $124,226,400, and $280,604,248, respectively).............    $1,370,598,630   $153,988,070   $457,005,620
Investments of cash collateral received for securities
  loaned, at value (cost--$0, $23,412,676, and $53,437,152,
  respectively).............................................          --           23,412,676     53,437,152
Cash........................................................         7,960,431      4,070,186            677
Receivable for investments sold.............................        13,535,459      1,919,620     10,874,184
Receivable for shares of beneficial interest sold...........           210,035         23,580        197,336
Dividends and interest receivable...........................         2,348,255         93,504        179,348
Other assets................................................           228,949         11,341        111,004
                                                                --------------   ------------   ------------
Total assets................................................     1,394,881,759    183,518,977    521,805,321
                                                                --------------   ------------   ------------
LIABILITIES
Payable for investments purchased...........................         8,131,101      1,046,088     16,594,153
Collateral for securities loaned............................          --           23,412,676     53,437,152
Payable to affiliates.......................................         1,440,952        202,414        463,423
Payable for shares of beneficial interest repurchased.......         3,268,434        598,165        501,919
Accrued expenses and other liabilities......................            16,813        172,863        150,821
                                                                --------------   ------------   ------------
Total liabilities...........................................        12,857,300     25,432,206     71,147,468
                                                                --------------   ------------   ------------
NET ASSETS
Beneficial interest--$0.001 par value (unlimited amount
  authorized)...............................................     1,008,440,899    115,612,047    241,001,462
Undistributed net investment income.........................           316,785        --             --
Accumulated net realized gains from investment
  transactions..............................................        50,373,095     12,713,054     33,255,019
Net unrealized appreciation of investments..................       322,893,680     29,761,670    176,401,372
                                                                --------------   ------------   ------------
Net assets..................................................    $1,382,024,459   $158,086,771   $450,657,853
                                                                ==============   ============   ============
CLASS A:
Net assets..................................................    $  844,414,990   $113,125,937   $295,906,224
                                                                --------------   ------------   ------------
Shares outstanding..........................................        26,328,530     10,603,293     11,021,361
                                                                --------------   ------------   ------------
Net asset value and redemption value per share..............            $32.07         $10.67         $26.85
                                                                ==============   ============   ============
Maximum offering price per share (net asset value plus sales
  charge of 4.50% of offering price)........................            $33.58         $11.17         $28.12
                                                                ==============   ============   ============
CLASS B:
Net assets..................................................    $  306,557,008   $ 28,077,019   $ 85,575,726
                                                                --------------   ------------   ------------
Shares outstanding..........................................         9,665,215      2,651,241      3,527,473
                                                                --------------   ------------   ------------
Net asset value and offering price per share................            $31.72         $10.59         $24.26
                                                                ==============   ============   ============
CLASS C:
Net assets..................................................    $  165,948,055   $ 16,593,560   $ 35,792,793
                                                                --------------   ------------   ------------
Shares outstanding..........................................         5,222,080      1,733,542      1,457,345
                                                                --------------   ------------   ------------
Net asset value and offering price per share................            $31.78          $9.57         $24.56
                                                                ==============   ============   ============
CLASS Y:
Net assets..................................................    $   65,104,406   $    290,255   $ 33,383,110
                                                                --------------   ------------   ------------
Shares outstanding..........................................         2,026,750         27,134      1,201,407
                                                                --------------   ------------   ------------
Net asset value, offering price and redemption value per
  share.....................................................            $32.12         $10.70         $27.79
                                                                ==============   ============   ============

                 See accompanying notes to financial statements

PAINEWEBBER

STATEMENT OF OPERATIONS                       FOR THE YEAR ENDED AUGUST 31, 1999

                                                                 GROWTH AND       MID CAP
                                                                INCOME FUND        FUND        GROWTH FUND
                                                                ------------    -----------    ------------
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $135,640,
  $7,947 and $16,677, respectively).........................    $ 14,442,814    $ 1,048,210    $  1,334,413
Interest....................................................       7,167,755        606,387       1,816,748
                                                                ------------    -----------    ------------
                                                                  21,610,569      1,654,597       3,151,161
                                                                ------------    -----------    ------------

EXPENSES:
Investment advisory and administration......................      10,130,336      1,733,828       3,177,112
Service fees -- Class A.....................................       2,101,282        274,562         630,894
Service and distribution fees -- Class B....................       3,597,748        452,325         874,272
Service and distribution fees -- Class C....................       1,758,886        181,436         315,698
Custody and accounting......................................         819,343        110,977         252,674
Transfer agency and service fees............................         763,629        196,645         253,641
Reports and notices to shareholders.........................         190,860        108,150          79,478
Federal and state registration..............................         111,260         85,129          50,970
Legal and audit.............................................          83,750        114,392          83,604
Trustees' fees..............................................          13,500         13,500          13,500
Other expenses..............................................          10,439         86,416          14,180
                                                                ------------    -----------    ------------
                                                                  19,581,033      3,357,360       5,746,023
                                                                ------------    -----------    ------------
Less: Fee waivers from adviser..............................         --              (1,818)         (3,744)
                                                                ------------    -----------    ------------
Net expenses................................................      19,581,033      3,355,542       5,742,279
                                                                ------------    -----------    ------------
Net investment income (loss)................................       2,029,536     (1,700,945)     (2,591,118)
                                                                ------------    -----------    ------------

REALIZED AND UNREALIZED GAINS FROM INVESTMENT TRANSACTIONS:
Net realized gains from Investment transactions.............      50,934,437     12,767,655      38,329,110
Net change in unrealized appreciation/depreciation of
  Investments...............................................     268,667,623     52,006,931     103,470,683
                                                                ------------    -----------    ------------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT
  TRANSACTIONS..............................................     319,602,060     64,774,586     141,799,793
                                                                ------------    -----------    ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $321,631,596    $63,073,641    $139,208,675
                                                                ============    ===========    ============

                 See accompanying notes to financial statements

PAINEWEBBER GROWTH AND INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                         FOR THE YEARS
                                                                       ENDED AUGUST 31,
                                                                -------------------------------
                                                                     1999             1998
                                                                --------------   --------------
FROM OPERATIONS:
Net investment income.......................................    $    2,029,536   $    4,845,333
Net realized gains from investment transactions.............        50,934,437      109,163,741
Net change in unrealized appreciation/depreciation of
  investments...............................................       268,667,623     (198,547,739)
                                                                --------------   --------------
Net increase (decrease) in net assets resulting from
  operations................................................       321,631,596      (84,538,665)
                                                                --------------   --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income -- Class A............................        (2,152,840)      (4,317,455)
Net investment income -- Class B............................          --               --
Net investment income -- Class C............................          --                (62,373)
Net investment income -- Class Y............................          (274,465)        (565,972)
Net realized gains from investment transactions -- Class
  A.........................................................       (45,342,437)     (42,191,521)
Net realized gains from investment transactions -- Class
  B.........................................................       (21,458,879)     (32,083,048)
Net realized gains from investment transactions -- Class
  C.........................................................        (9,905,709)      (8,161,061)
Net realized gains from investment transactions -- Class
  Y.........................................................        (4,000,922)      (4,314,878)
                                                                --------------   --------------
Total dividends and distributions to shareholders...........       (83,135,252)     (91,696,308)
                                                                --------------   --------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares........................       412,392,338      784,608,161
Cost of shares repurchased..................................      (585,691,639)    (405,755,914)
Proceeds from dividends reinvested..........................        78,095,718       85,907,754
                                                                --------------   --------------
Net increase/(decrease) in net assets from beneficial
  interest transactions.....................................       (95,203,583)     464,760,001
                                                                --------------   --------------
Net increase in net assets..................................       143,292,761      288,525,028

NET ASSETS:
Beginning of year...........................................     1,238,731,698      950,206,670
                                                                --------------   --------------
End of year (including undistributed net investment income
  of $316,785 and $442,229, respectively)...................    $1,382,024,459   $1,238,731,698
                                                                ==============   ==============

                 See accompanying notes to financial statements

PAINEWEBBER MID CAP FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                   FOR THE         FOR THE FIVE        FOR THE
                                                                  YEAR ENDED       MONTHS ENDED       YEAR ENDED
                                                                  AUGUST 31,        AUGUST 31,        MARCH 31,
                                                                     1999              1998              1998
                                                                --------------    --------------    --------------
FROM OPERATIONS:
Net investment loss.........................................    $   (1,700,945)   $     (964,427)   $   (4,452,123)
Net realized gains from investment transactions.............        12,767,655        50,055,407        58,100,065
Net change in unrealized appreciation/depreciation of
  investments...............................................        52,006,931      (113,176,825)       35,069,089
                                                                --------------    --------------    --------------
Net increase (decrease) in net assets resulting from
  operations................................................        63,073,641       (64,085,845)       88,717,031
                                                                --------------    --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains from investment transactions -- Class
  A.........................................................        (7,165,732)      (33,325,298)      (19,367,061)
Net realized gains from investment transactions -- Class
  B.........................................................        (3,684,717)      (21,180,778)      (29,491,494)
Net realized gains from investment transactions -- Class
  C.........................................................        (1,501,190)       (6,615,466)       (5,842,338)
Net realized gains from investment transactions -- Class
  Y.........................................................            (6,732)          (10,624)         --
                                                                --------------    --------------    --------------
Total distributions to shareholders.........................       (12,358,371)      (61,132,166)      (54,700,893)
                                                                --------------    --------------    --------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares........................       103,937,783        32,729,553        37,895,804
Cost of shares repurchased..................................      (170,753,908)      (75,586,995)      (87,095,316)
Proceeds from dividends reinvested..........................        11,619,786        58,037,907        51,574,852
                                                                --------------    --------------    --------------
Net increase (decrease) in net assets from beneficial
  interest transactions.....................................       (55,196,339)       15,180,465         2,375,340
                                                                --------------    --------------    --------------
Net increase (decrease) in net assets.......................        (4,481,069)     (110,037,546)       36,391,478

NET ASSETS:
Beginning of period.........................................       162,567,840       272,605,386       236,213,908
                                                                --------------    --------------    --------------
End of period...............................................    $  158,086,771    $  162,567,840    $  272,605,386
                                                                ==============    ==============    ==============

                 See accompanying notes to financial statements

PAINEWEBBER GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                        FOR THE YEARS
                                                                      ENDED AUGUST 31,
                                                                -----------------------------
                                                                    1999            1998
                                                                -------------   -------------
FROM OPERATIONS:
Net investment loss.........................................    $  (2,591,118)  $  (2,449,774)
Net realized gains from investment transactions.............       38,329,110      55,757,294
Net change in unrealized appreciation/depreciation of
  investments...............................................      103,470,683     (37,036,941)
                                                                -------------   -------------
Net increase in net assets resulting from operations........      139,208,675      16,270,579
                                                                -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains from investment transactions -- Class
  A.........................................................      (19,967,578)    (52,257,695)
Net realized gains from investment transactions -- Class
  B.........................................................       (7,360,795)    (28,007,650)
Net realized gains from investment transactions -- Class
  C.........................................................       (2,428,166)     (6,619,090)
Net realized gains from investment transactions -- Class
  Y.........................................................       (2,076,520)     (4,929,080)
                                                                -------------   -------------
Total distributions to shareholders.........................      (31,833,059)    (91,813,515)
                                                                -------------   -------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from sale of shares............................      150,769,416      49,298,324
Cost of shares repurchased..................................     (157,148,972)   (102,850,579)
Proceeds from dividends reinvested..........................       30,161,764      86,299,182
                                                                -------------   -------------
Net increase in net assets from beneficial interest
  transactions..............................................       23,782,208      32,746,927
                                                                -------------   -------------
Net increase (decrease) in net assets.......................      131,157,824     (42,796,009)

NET ASSETS:
Beginning of year...........................................      319,500,029     362,296,038
                                                                -------------   -------------
End of year.................................................    $ 450,657,853   $ 319,500,029
                                                                =============   =============

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  PaineWebber Growth and Income Fund ("Growth and Income Fund"), PaineWebber Mid Cap Fund ("Mid Cap Fund") and PaineWebber Growth Fund ("Growth Fund") (collectively, the "Funds") are diversified series of PaineWebber America Fund, PaineWebber Managed Assets Trust and PaineWebber Olympus Fund (the "Trusts"), respectively. The Trusts were organized under separate Declarations of Trust and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as diversified open-end investment companies.

  Currently, each Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan.

  The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

  VALUATION OF INVESTMENTS--The Funds calculate net asset values based on the current market value for its portfolio's securities. The Funds normally obtain market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), and investment adviser and administrator of the Funds. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of each Trust's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless each Trust's board determines that this does not represent fair value.

  REPURCHASE AGREEMENTS--Each Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

NOTES TO FINANCIAL STATEMENTS

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and identified cost of investments.

  Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class specific expenses are charged directly to the applicable class of shares.

  OPTION WRITING--When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option. There were no options written for the Funds during the year ended
August 31, 1999.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISER AND ADMINISTRATOR

  Each Trust's board has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contracts, Growth and Income Fund, Mid Cap Fund and Growth Fund pay Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.70%, 1.00% and 0.75%, respectively, of each Funds' average daily net assets. At August 31, 1999, Growth and Income Fund, Mid Cap Fund and Growth Fund owed Mitchell Hutchins $842,048, $135,575 and $289,639, respectively, in investment advisory and administration fees. Mitchell Hutchins waived a portion of its investment advisory and administration fees in connection with the Mid Cap Fund's and Growth Fund's investment of cash collateral from security lending in the Mitchell Hutchins Private Money Market Fund LLC. For the year ended August 31, 1999, Mitchell Hutchins waived $1,818 and $3,744, respectively.

NOTES TO FINANCIAL STATEMENTS

  For the year ended August 31, 1999, Growth and Income Fund, Mid Cap Fund and Growth Fund paid $124,174, $22,902, and $34,416, respectively, in brokerage commissions to PaineWebber for transactions executed on behalf of the Funds.

SERVICING AGREEMENT

  The board of Growth and Income Fund and Growth Fund have approved a Servicing Agreement ("Servicing Agreement") with Mitchell Hutchins and the Mitchell Hutchins Portfolios (comprising, respectively, the Aggressive Portfolio, Moderate Portfolio and the Conservative Portfolio) (each a "Portfolio") pursuant to an exemptive order from the Securities and Exchange Commission that permits the Funds to reimburse each Portfolio for certain expenses to the extent a Fund realizes savings from each Portfolio. The savings to a Fund result from the elimination of separate shareholder accounts for each Portfolio's investors, who otherwise might invest directly in the Fund. For the year ended August 31, 1999, the Growth and Income Fund and Growth Fund incurred $7,457 and $6,821, respectively, under the Servicing Agreement, which is included in other expenses on the Statement of Operations. At August 31, 1999, Growth and Income Fund and Growth Fund owed the Portfolios $2,800 and $2,453 respectively, under the Servicing Agreement.

DISTRIBUTION PLANS

  Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Funds pay Mitchell Hutchins monthly service fees at the annual rate of up to 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets on Class B and Class C shares. At August 31, 1999, Growth and Income Fund, Mid Cap Fund and Growth Fund owed Mitchell Hutchins $595,634, $63,563 and $165,847, respectively, in service and distribution fees.

  Mitchell Hutchins also receives the proceeds of the initial sales charges paid upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares, Mitchell Hutchins has informed each Fund that for the year ended
August 31, 1999, it earned $1,829,471, $133,029, and $315,365 in sales charges for the Growth and Income Fund, Mid Cap Fund and Growth Fund, respectively.

SECURITY LENDING

  Each Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. Each Fund will regain record ownership of loaned securities to exercise certain beneficial rights, however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the year ended August 31, 1999, the Growth and Income Fund, Mid Cap Fund and Growth Fund, earned $41,680, $92,639 and $144,147, respectively, for lending securities. Each Fund's lending agent is PaineWebber, who received $13,888, $31,282, and $48,764 for Growth and Income Fund, Mid Cap Fund and Growth Fund, respectively, in compensation from the Funds in that capacity for the year ended August 31, 1999. At August 31, 1999, Growth and Income Fund, Mid Cap Fund and Growth Fund owed PaineWebber $470, $3,276, and $5,484, respectively, in compensation.

NOTES TO FINANCIAL STATEMENTS

  As of August 31, 1999, the Growth and Income Fund held the following securities having an aggregate value of $9,992,392 (as listed below) as collateral for portfolio securities loaned having a market value of $9,682,875. Included in this amount is $8,899,390 of proceeds from the sale of a loaned security at 8/31/99.

      PRINCIPAL
       AMOUNT                                                                         MATURITY    INTEREST     MARKET
        (000)                                                                           DATES      RATES        VALUE
---------------------                                                                 ---------   --------   -----------
GROWTH AND INCOME FUND
$ 20                    U.S. Treasury Notes.........................................   02/15/00     8.500%   $    20,281
 5,549                  U.S. Treasury Notes.........................................   11/15/00     5.750      5,557,670
 4,445                  U.S. Treasury Notes.........................................   08/15/03     5.750      4,414,441
                                                                                                             -----------
Total securities held as collateral for securities loaned (cost--$9,992,392)........                         $ 9,992,392
                                                                                                             ===========

  As of August 31, 1999 the Mid Cap Fund and Growth Fund held cash as collateral for market value of securities loaned as follows:

                                                                COLLATERAL         MARKET VALUE
                                                              FOR SECURITIES       OF SECURITIES
                                                                  LOANED              LOANED
                                                              --------------       -------------
Mid Cap Fund................................................   $23,412,676          $22,703,549
Growth......................................................   $53,437,152          $52,415,952

  Included in the market value of securities loaned for the Mid Cap Fund is $368,574 of proceeds from the sale of a loaned security at 8/31/99.

  As of August 31, 1999 the Mid Cap Fund and Growth Fund invested the cash collateral in the following money market funds and time of deposits:

      NUMBER OF
       SHARES/
      PRINCIPLE                                                                         MARKET
       AMOUNT                                                                            VALUE
---------------------                                                                 -----------
MID CAP FUND
       4,000,000        Cayman Island Bank Time Deposit 5.500% due 09/01/99.........  $ 4,000,000
           2,450        Janus Money Market Institutional Shares.....................        2,450
         418,079        Liquid Assets Portfolio.....................................      418,079
      18,628,145        Mitchell Hutchins Private Money Market Fund LLC.............   18,628,145
         364,002        Prime Portfolio.............................................      364,002
                                                                                      -----------
Total investments of cash collateral for securities loaned (cost--$23,412,676)......  $23,412,676
                                                                                      ===========
GROWTH FUND
       6,000,000        Cayman Island Bank Time Deposit 5.563% due 09/01/99.........  $ 6,000,000
           5,095        Janus Money Market Institutional Shares.....................        5,095
       6,026,977        Liquid Assets Portfolio.....................................    6,026,977
      41,405,080        Mitchell Hutchins Private Money Market Fund LLC.............   41,405,080
                                                                                      -----------
Total investments of cash collateral for securities loaned (cost--$53,437,152)......  $53,437,152
                                                                                      ===========

NOTES TO FINANCIAL STATEMENTS

BANK LINE OF CREDIT

  Each Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sale or purchase of portfolio securities, the repurchase or redemption of shares of each Fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, each Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the Funds in the Facility. Interest is charged to each Fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended August 31, 1999, the Funds did not borrow under the Facility.

TRANSFER AGENCY SERVICE FEES

  PaineWebber provides transfer agency related services to the Funds pursuant to a delegation of authority from PFPC, Inc., the Funds' transfer agent, and is compensated for these services by PFPC, Inc., not the Funds. For the year ended August 31, 1999, PaineWebber received approximately 54%, 51% and 55% of the total transfer agency and service fees collected by PFPC, Inc. from Growth and Income Fund, Mid Cap Fund and Growth Fund, respectively.

INVESTMENTS IN SECURITIES

  For federal income tax purposes, the cost of securities owned at August 31, 1999 was substantially the same as the cost of securities for financial statement purposes.

  At August 31, 1999, the components of net unrealized appreciation of investments were as follows:

                                                               GROWTH AND
                                                               INCOME FUND    MID CAP FUND     GROWTH FUND
                                                              -------------   -------------   -------------
Gross appreciation (investments having an excess of value
  over cost)................................................  $ 360,333,118   $  38,968,190   $ 188,918,392
Gross depreciation (investments having an excess of cost
  over value)...............................................    (37,439,438)     (9,206,520)    (12,517,020)
                                                              -------------   -------------   -------------
Net unrealized appreciation of investments..................  $ 322,893,680   $  29,761,670   $ 176,401,372
                                                              =============   =============   =============

  For the year ended August 31, 1999, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                                           GROWTH AND
                                                          INCOME FUND          MID CAP FUND         GROWTH FUND
                                                         --------------       --------------       --------------
Purchases..............................................  $  755,908,567       $  128,658,150       $  149,409,032
Sales..................................................  $  927,370,172       $  196,122,037       $  167,010,824

NOTES TO FINANCIAL STATEMENTS

FEDERAL TAX STATUS

  Each Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to any federal excise tax.

  To reflect reclassifications for the Growth and Income Fund arising from permanent "book/tax" differences for the year ended August 31,1999, undistributed net investment income was increased by $272,325, accumulated net realized gains from investment transactions were decreased by $17,873,784, and beneficial interest was increased by $17,601,459.

  To reflect reclassifications arising for the Mid Cap Fund permanent "book/tax" differences for the year ended August 31,1999, undistributed net investment loss was reduced by $1,700,945 and beneficial interest was reduced by $1,700,945.

  To reflect reclassifications for the Growth Fund arising from permanent "book/tax" differences for the year ended August 31, 1999, undistributed net investment loss was reduced by $2,591,118, accumulated net realized gains from investment transactions were decreased by $8,487,627, and beneficial interest was increased by $5,896,509.

NOTES TO FINANCIAL STATEMENTS

BENEFICIAL INTEREST

  There was an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of benefical interest were as follows:

                            SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
                          -----------  -------------  -----------  -------------  -----------  ------------
                                             CLASS A                     CLASS B                    CLASS C
                          --------------------------  --------------------------  -------------------------
GROWTH AND INCOME FUND
FOR THE YEAR ENDED
  AUGUST 31, 1999
Shares sold.............    8,747,051  $ 271,868,943    1,794,624  $  55,174,611    1,553,969  $ 48,502,553
Shares repurchased......  (11,983,913)  (374,902,084)  (2,776,809)   (86,739,484)  (2,221,720)  (69,944,686)
Shares converted from
  Class B to
  Class A...............    3,179,259     99,263,662   (3,202,455)   (99,263,662)     --            --
Dividends reinvested....    1,477,072     44,548,497      659,253     19,770,993      316,470     9,509,920
                          -----------  -------------  -----------  -------------  -----------  ------------
Net increase
  (decrease)............    1,419,469  $  40,779,018   (3,525,387) $(111,057,542)    (351,281) $(11,932,213)
                          ===========  =============  ===========  =============  ===========  ============
FOR THE YEAR ENDED
  AUGUST 31, 1998:
Shares sold.............   12,026,995  $ 384,579,894    7,040,942  $ 219,400,226    3,720,225  $116,019,841
Shares repurchased......   (8,401,975)  (271,585,856)  (1,741,560)   (55,665,850)  (1,191,640)  (37,412,993)
Shares converted from
  Class B to
  Class A...............    5,402,974    170,099,068   (5,473,938)  (170,099,068)     --            --
Dividends reinvested....    1,444,371     43,459,036      991,533     29,715,205      262,925     7,880,006
                          -----------  -------------  -----------  -------------  -----------  ------------
Net increase............   10,472,365  $ 326,552,142      816,977  $  23,350,513    2,791,510  $ 86,486,854
                          ===========  =============  ===========  =============  ===========  ============
MID CAP FUND
FOR THE YEAR ENDED
  AUGUST 31, 1999
Shares sold.............    9,301,918  $  96,532,568      274,754  $   2,735,524      474,530  $  4,399,409
Shares repurchased......  (13,574,300)  (138,990,018)  (2,115,404)   (20,745,827)  (1,220,947)  (10,928,751)
Shares converted from
  Class B to
  Class A...............    2,761,639     27,666,645   (2,765,975)   (27,666,645)     --            --
Dividends reinvested....      735,220      6,844,897      372,644      3,469,313      154,440     1,298,844
                          -----------  -------------  -----------  -------------  -----------  ------------
Net increase
  (decrease)............     (775,523) $  (7,945,908)  (4,233,981) $ (42,207,635)    (591,977) $ (5,230,498)
                          ===========  =============  ===========  =============  ===========  ============

FOR THE FIVE MONTHS
  ENDED
  AUGUST 31, 1998
Shares sold.............    2,182,101  $  24,315,812      354,492  $   3,832,818      383,808  $  4,499,817
Shares repurchased......   (4,267,087)   (50,849,996)  (1,267,833)   (16,289,937)    (687,258)   (8,417,661)
Shares converted from
  Class B to
  Class A...............    3,641,925     52,669,649   (3,596,252)   (52,669,649)     --            --
Dividends reinvested....    3,041,806     31,817,286    1,903,180     19,983,663      652,656     6,226,334
                          -----------  -------------  -----------  -------------  -----------  ------------
Net increase
  (decrease)............    4,598,745  $  57,952,751   (2,606,413) $ (45,143,105)     349,206  $  2,308,490
                          ===========  =============  ===========  =============  ===========  ============

                            SHARES       AMOUNT
                          ----------  ------------
                                           CLASS Y
                          ------------------------
GROWTH AND INCOME FUND
FOR THE YEAR ENDED
  AUGUST 31, 1999
Shares sold.............   1,177,699  $ 36,846,231
Shares repurchased......  (1,726,359)  (54,105,385)
Shares converted from
  Class B to
  Class A...............      --           --
Dividends reinvested....     141,503     4,266,308
                          ----------  ------------
Net increase
  (decrease)............    (407,157) $(12,992,846)
                          ==========  ============
FOR THE YEAR ENDED
  AUGUST 31, 1998:
Shares sold.............   2,051,111  $ 64,608,200
Shares repurchased......  (1,306,458)  (41,091,215)
Shares converted from
  Class B to
  Class A...............      --           --
Dividends reinvested....     161,288     4,853,507
                          ----------  ------------
Net increase............     905,941  $ 28,370,492
                          ==========  ============
MID CAP FUND
FOR THE YEAR ENDED
  AUGUST 31, 1999
Shares sold.............      26,630  $    270,282
Shares repurchased......      (8,406)      (89,312)
Shares converted from
  Class B to
  Class A...............      --           --
Dividends reinvested....         722         6,732
                          ----------  ------------
Net increase
  (decrease)............      18,946  $    187,702
                          ==========  ============
FOR THE FIVE MONTHS
  ENDED
  AUGUST 31, 1998
Shares sold.............       7,738  $     81,106
Shares repurchased......      (2,894)      (29,401)
Shares converted from
  Class B to
  Class A...............      --           --
Dividends reinvested....       1,016        10,624
                          ----------  ------------
Net increase
  (decrease)............       5,860  $     62,329
                          ==========  ============

NOTES TO FINANCIAL STATEMENTS

                            SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
                          -----------  -------------  -----------  -------------  -----------  ------------
                                             CLASS A                     CLASS B                    CLASS C
                          --------------------------  --------------------------  -------------------------
MID CAP FUND
FOR THE YEAR ENDED
  MARCH 31, 1998
Shares sold.............    1,152,078  $  18,144,195      435,394  $   7,043,465      876,575  $ 12,661,915
Shares repurchased......   (2,175,121)   (33,257,452)  (2,312,967)   (35,407,408)  (1,284,257)  (18,418,905)
Shares converted from
  Class B to
  Class A...............      658,362     10,279,880     (653,737)   (10,279,880)     --            --
Dividends reinvested....    1,422,364     18,376,942    2,125,930     27,658,352      455,931     5,539,558
                          -----------  -------------  -----------  -------------  -----------  ------------
Net increase
  (decrease)............    1,057,683  $  13,543,565     (405,380) $ (10,985,471)      48,249  $   (217,432)
                          ===========  =============  ===========  =============  ===========  ============
GROWTH FUND
FOR THE YEAR ENDED
  AUGUST 31, 1999
Shares sold.............    2,603,107  $  70,761,120      757,665  $  18,400,169    1,839,539  $ 43,921,544
Shares repurchased......   (3,329,890)   (88,510,215)    (756,225)   (13,932,593)  (1,649,567)  (39,233,924)
Shares converted from
  Class B to
  Class A...............      882,439     22,682,778     (809,713)   (22,682,778)     --            --
Dividends reinvested....      794,422     18,931,080      318,639      6,898,545      102,903     2,255,619
                          -----------  -------------  -----------  -------------  -----------  ------------
Net increase
  (decrease)............      950,078  $  23,864,763     (489,634) $ (11,316,657)     292,875  $  6,943,239
                          ===========  =============  ===========  =============  ===========  ============
FOR THE YEAR ENDED
  AUGUST 31, 1998
Shares sold.............      250,025  $   6,168,232      293,191  $   6,570,230      932,368  $ 22,361,890
Shares repurchased......   (1,634,676)   (40,028,657)  (1,037,642)   (23,385,942)  (1,095,911)  (25,896,378)
Shares converted from
  Class B to
  Class A...............    1,252,439     30,472,358   (1,350,669)   (30,472,358)     --            --
Dividends reinvested....    2,428,222     49,098,643    1,398,245     26,119,234      325,859     6,152,224
                          -----------  -------------  -----------  -------------  -----------  ------------
Net increase
  (decrease)............    2,296,010  $  45,710,576     (696,875) $ (21,168,836)     162,316  $  2,617,736
                          ===========  =============  ===========  =============  ===========  ============

                            SHARES       AMOUNT
                          ----------  ------------
                                           CLASS Y
                          ------------------------
MID CAP FUND
FOR THE YEAR ENDED
  MARCH 31, 1998
Shares sold.............       3,103  $     46,229
Shares repurchased......        (775)      (11,551)
Shares converted from
  Class B to
  Class A...............      --           --
Dividends reinvested....      --           --
                          ----------  ------------
Net increase
  (decrease)............       2,328  $     34,678
                          ==========  ============
GROWTH FUND
FOR THE YEAR ENDED
  AUGUST 31, 1999
Shares sold.............     662,614  $ 17,686,583
Shares repurchased......    (582,735)  (15,472,240)
Shares converted from
  Class B to
  Class A...............      --           --
Dividends reinvested....      84,377     2,076,520
                          ----------  ------------
Net increase
  (decrease)............     164,256  $  4,290,863
                          ==========  ============
FOR THE YEAR ENDED
  AUGUST 31, 1998
Shares sold.............     564,489  $ 14,197,972
Shares repurchased......    (531,157)  (13,539,602)
Shares converted from
  Class B to
  Class A...............      --           --
Dividends reinvested....     237,204     4,929,081
                          ----------  ------------
Net increase
  (decrease)............     270,536  $  5,587,451
                          ==========  ============

PAINEWEBBER GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                    CLASS A
                                         --------------------------------------------------------------
                                                         FOR THE YEARS ENDED AUGUST 31,
                                         --------------------------------------------------------------
                                             1999          1998        1997        1996         1995
                                         -------------   ---------   ---------   ---------    ---------
Net asset value, beginning of year....     $  26.92      $  30.60    $  24.35    $  22.52     $  20.43
                                           --------      --------    --------    --------     --------
Net investment income.................         0.13          0.19        0.23        0.22         0.24
Net realized and unrealized gains
  (losses) from investments and
  options.............................         6.88         (0.99)       9.29        3.46         3.18
                                           --------      --------    --------    --------     --------
Total increase (decrease) from
  investment operations...............         7.01         (0.80)       9.52        3.68         3.42
                                           --------      --------    --------    --------     --------
Dividends from net investment
  income..............................        (0.08)        (0.21)      (0.25)      (0.34)       (0.12)
Distributions from net realized gains
  from investment transactions........        (1.78)        (2.67)      (3.02)      (1.51)       (1.21)
                                           --------      --------    --------    --------     --------
Total dividends and distributions to
  shareholders........................        (1.86)        (2.88)      (3.27)      (1.85)       (1.33)
                                           --------      --------    --------    --------     --------
Net asset value, end of year..........     $  32.07      $  26.92    $  30.60    $  24.35     $  22.52
                                           ========      ========    ========    ========     ========
Total investment return (1)...........        26.48%        (3.51)%     42.42%      17.40%       18.30%
                                           ========      ========    ========    ========     ========
Ratios/Supplemental data:
Net assets, end of year (000's).......     $844,415      $670,606    $441,699    $276,016     $187,057
Expenses to average net assets........         1.08%         1.07%       1.15%       1.20%(2)     1.19%
Net investment income (loss) to
  average net assets..................         0.41%         0.71%       0.88%       0.98%(2)     1.07%
Portfolio turnover....................           57%           62%         70%        112%         111%

-----------------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include sales charges; results for each class would be lower if sales charges were included.
(2)  These ratios include non-recurring acquisition expenses of 0.04%.

                                                                   CLASS B
                                          ----------------------------------------------------------
                                                        FOR THE YEARS ENDED AUGUST 31,
                                          ----------------------------------------------------------
                                            1999        1998        1997        1996         1995
                                          ---------   ---------   ---------   ---------    ---------
Net asset value, beginning of year....    $  26.77    $  30.46    $  24.26    $  22.37     $  20.37
                                          --------    --------    --------    --------     --------
Net investment income.................       (0.15)      (0.02)       0.04        0.04         0.06
Net realized and unrealized gains
  (losses) from investments and
  options.............................        6.88       (1.02)       9.23        3.45         3.18
                                          --------    --------    --------    --------     --------
Total increase (decrease) from
  investment operations...............        6.73       (1.04)       9.27        3.49         3.24
                                          --------    --------    --------    --------     --------
Dividends from net investment
  income..............................       --          --          (0.05)      (0.09)       (0.03)
Distributions from net realized gains
  from investment transactions........       (1.78)      (2.65)      (3.02)      (1.51)       (1.21)
                                          --------    --------    --------    --------     --------
Total dividends and distributions to
  shareholders........................       (1.78)      (2.65)      (3.07)      (1.60)       (1.24)
                                          --------    --------    --------    --------     --------
Net asset value, end of year..........    $  31.72    $  26.77    $  30.46    $  24.26     $  22.37
                                          ========    ========    ========    ========     ========
Total investment return (1)...........       25.51%      (4.28)%     41.33%      16.49%       17.38%
                                          ========    ========    ========    ========     ========
Ratios/Supplemental data:
Net assets, end of year (000's).......    $306,557    $353,150    $376,840    $277,753     $247,543
Expenses to average net assets........        1.86%       1.87%       1.93%       1.99%(2)     1.97%
Net investment income (loss) to
  average net assets..................       (0.37)%     (0.08)%      0.11%       0.17%(2)     0.29%
Portfolio turnover....................          57%         62%         70%        112%         111%

                                                                  CLASS C
                                        ------------------------------------------------------------
                                                       FOR THE YEARS ENDED AUGUST 31,
                                        ------------------------------------------------------------
                                          1999        1998         1997         1996         1995
                                        ---------   ---------   -----------   ---------    ---------
Net asset value, beginning of year....  $  26.82    $  30.53     $  24.33     $  22.43     $  20.42
                                        --------    --------     --------     --------     --------
Net investment income.................     (0.12)       0.01         0.05         0.05         0.06
Net realized and unrealized gains
  (losses) from investments and
  options.............................      6.86       (1.03)        9.24         3.46         3.19
                                        --------    --------     --------     --------     --------
Total increase (decrease) from
  investment operations...............      6.74       (1.02)        9.29         3.51         3.25
                                        --------    --------     --------     --------     --------
Dividends from net investment
  income..............................     --          (0.02)       (0.07)       (0.10)       (0.03)
Distributions from net realized gains
  from investment transactions........     (1.78)      (2.67)       (3.02)       (1.51)       (1.21)
                                        --------    --------     --------     --------     --------
Total dividends and distributions to
  shareholders........................     (1.78)      (2.69)       (3.09)       (1.61)       (1.24)
                                        --------    --------     --------     --------     --------
Net asset value, end of year..........  $  31.78    $  26.82     $  30.53     $  24.33     $  22.43
                                        ========    ========     ========     ========     ========
Total investment return (1)...........     25.49%      (4.23)%      41.30%       16.52%       17.37%
                                        ========    ========     ========     ========     ========
Ratios/Supplemental data:
Net assets, end of year (000's).......  $165,948    $149,458     $ 84,922     $ 43,148     $ 30,468
Expenses to average net assets........      1.85%       1.85%        1.92%        1.99%(2)     1.98%
Net investment income (loss) to
  average net assets..................     (0.36)%     (0.07)%       0.10%        0.18%(2)     0.28%
Portfolio turnover....................        57%         62%          70%         112%         111%

-----------------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include sales charges; results for each class would be lower if sales charges were included.
(2)  These ratios include non-recurring acquisition expenses of 0.04%.

PAINEWEBBER GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                             CLASS Y
                                                    ----------------------------------------------------------
                                                                  FOR THE YEARS ENDED AUGUST 31,
                                                    ----------------------------------------------------------
                                                      1999       1998       1997         1996          1995
                                                    ---------  ---------  ---------  ------------    ---------
Net asset value, beginning of year................  $  26.92   $  30.59   $  24.35     $  22.54      $  20.42
                                                    --------   --------   --------     --------      --------
Net investment income.............................      0.24       0.30       0.32         0.30          0.30
Net realized and unrealized gains (losses) from
 investments and options..........................      6.86      (1.02)      9.26         3.45          3.18
                                                    --------   --------   --------     --------      --------
Total increase (decrease) from investment
 operations.......................................      7.10      (0.72)      9.58         3.75          3.48
                                                    --------   --------   --------     --------      --------
Dividends from net investment income..............     (0.12)     (0.28)     (0.32)       (0.43)        (0.15)
Distributions from net realized gains from
 investment transactions..........................     (1.78)     (2.67)     (3.02)       (1.51)        (1.21)
                                                    --------   --------   --------     --------      --------
Total dividends and distributions to
 shareholders.....................................     (1.90)     (2.95)     (3.34)       (1.94)        (1.36)
                                                    --------   --------   --------     --------      --------
Net asset value, end of year......................  $  32.12   $  26.92   $  30.59     $  24.35      $  22.54
                                                    ========   ========   ========     ========      ========
Total investment return (1).......................     26.82%     (3.24)%    42.74%       17.77%        18.66%
                                                    ========   ========   ========     ========      ========
Ratios/Supplemental data:
Net assets, end of year (000's)...................  $ 65,104   $ 65,518   $ 46,745     $ 22,942      $ 14,680
Expenses to average net assets....................      0.79%      0.80%      0.88%        0.92%(2)      0.89%
Net investment income to average net assets.......      0.70%      0.99%      1.14%        1.26%(2)      1.39%
Portfolio turnover................................        57%        62%        70%         112%          111%

-----------------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include program fees; results would be lower if program fees were included.

(2) These ratios include non-recurring acquisition expenses of 0.04%.

PAINEWEBBER MID CAP FUND

FINANCIAL HIGHLIGHTS

Selected data for a beneficial interest outstanding throughout each period is presented below:

                                                                          CLASS A
                                           ---------------------------------------------------------------------
                                                                 FOR THE
                                               FOR THE            FIVE
                                                YEAR             MONTHS
                                                ENDED             ENDED          FOR THE YEARS ENDED MARCH 31,
                                             AUGUST 31,        AUGUST 31,      ---------------------------------
                                                1999              1998#             1998              1997
                                           ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of period....   $         7.97    $        15.00    $        13.44    $        15.61
                                           --------------    --------------    --------------    --------------
Net investment loss.....................            (0.07)            (0.03)            (0.13)            (0.17)
Net realized unrealized gains (losses)
 from investments.......................             3.43             (3.15)             5.15              0.32
                                           --------------    --------------    --------------    --------------
Net increase (decrease) from
 investment operations..................             3.36             (3.18)             5.02              0.15
                                           --------------    --------------    --------------    --------------
Distributions from net realized gains
 from investments.......................            (0.66)            (3.85)            (3.46)            (2.32)
                                           --------------    --------------    --------------    --------------
Net asset value, end of period..........   $        10.67    $         7.97    $        15.00    $        13.44
                                           ==============    ==============    ==============    ==============
Total investment return (1).............            43.38%           (27.31)%           41.50%            (0.21)%
                                           ==============    ==============    ==============    ==============
Ratios/Supplemental Data:
Net assets, end of period (000's).......   $      113,126    $       90,650    $      101,698    $       76,909
Expenses to average net assets, net of
 waivers from adviser (3)...............             1.60%             1.48%*            1.51%             1.60%
Net investment loss to average net
 assets, net of waivers from adviser
 (3)....................................            (0.64)%           (0.61)%*          (1.16)%           (1.20)%
Portfolio turnover......................               79%               80%               64%               56%

                                                       CLASS A
                                          ---------------------------------

                                            FOR THE YEARS ENDED MARCH 31,
                                          ---------------------------------
                                               1996              1995
                                          ---------------   ---------------
Net asset value, beginning of period....  $        12.81    $        11.65
                                          --------------    --------------
Net investment loss.....................           (0.16)            (0.09)
Net realized unrealized gains (losses)
 from investments.......................            3.71              1.29
                                          --------------    --------------
Net increase (decrease) from
 investment operations..................            3.55              1.20
                                          --------------    --------------
Distributions from net realized gains
 from investments.......................           (0.75)            (0.04)
                                          --------------    --------------
Net asset value, end of period..........  $        15.61    $        12.81
                                          ==============    ==============
Total investment return (1).............           28.16%            10.36%
                                          ==============    ==============
Ratios/Supplemental Data:
Net assets, end of period (000's).......          76,558    $       62,673
Expenses to average net assets, net of
 waivers from adviser (3)...............            1.58%             1.58%
Net investment loss to average net
 assets, net of waivers from adviser
 (3)....................................           (1.11)%           (0.79)%
Portfolio turnover......................              57%               42%

-----------------

*  Annualized.

# Effective May 1, 1998, Mitchell Hutchins took over day-to-day management of the Fund's assets.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges, results would be lower if sales charges were included. Total investment return for period of less than one year has not been annualized.

(3) During the year ended August 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.

PAINEWEBBER MID CAP FUND

FINANCIAL HIGHLIGHTS

Selected data for a beneficial interest outstanding throughout each period is presented below:

                                                                                      CLASS B
                                                        --------------------------------------------------------------------
                                                                       FOR THE
                                                          FOR THE        FIVE
                                                           YEAR         MONTHS
                                                           ENDED        ENDED            FOR THE YEARS ENDED MARCH 31,
                                                        AUGUST 31,    AUGUST 31,   -----------------------------------------
                                                           1999         1998#        1998       1997       1996       1995
                                                        -----------   ----------   --------   --------   --------   --------
Net asset value, beginning of period................      $  7.99      $  15.07    $  13.59   $  15.88   $  13.11   $  12.02
                                                          -------      --------    --------   --------   --------   --------
Net investment loss.................................        (0.27)        (0.07)      (0.31)     (0.31)     (0.29)     (0.20)
Net realized and unrealized gains (losses) from
 investments........................................         3.53         (3.16)       5.25       0.34       3.81       1.33
                                                          -------      --------    --------   --------   --------   --------
Net increase (decrease) from investment
 operations.........................................         3.26         (3.23)       4.94       0.03       3.52       1.13
                                                          -------      --------    --------   --------   --------   --------
Distributions from net realized gains from
 investments........................................        (0.66)        (3.85)      (3.46)     (2.32)     (0.75)     (0.04)
                                                          -------      --------    --------   --------   --------   --------
Net asset value, end of period......................      $ 10.59      $   7.99    $  15.07   $  13.59   $  15.88   $  13.11
                                                          =======      ========    ========   ========   ========   ========
Total investment return (1).........................        41.95%       (27.54)%     40.39%     (0.99)%   27.28%       9.46%
                                                          =======      ========    ========   ========   ========   ========
Ratios/Supplemental Data:
Net assets, end of period (000's)...................      $28,077      $ 54,978    $143,058   $134,495   $157,021   $139,302
Expenses to average net assets, net of waivers from
 adviser (3)........................................         2.55%         2.32%*      2.28%      2.36%      2.34%      2.34%
Net investment income (loss) to average net assets,
 net of waivers from adviser (3)....................        (1.61)%       (1.48)%*    (1.92)%    (1.95)%    (1.87)%    (1.56)%
Portfolio turnover..................................           79%           80%         64%        56%        57%        42%

-----------------

*  Annualized.

# Effective May 1, 1998, Mitchell Hutchins took over day-to-day management of the Fund's assets.

+  Commencement of issuance of shares.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for period of less than one year has not been annualized.

(3) During the year ended August 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.

                                   CLASS C                                                     CLASS Y
------------------------------------------------------------------------------   ------------------------------------
                         FOR THE                                                                FOR THE      FOR THE
       FOR THE             FIVE                                                    FOR THE        FIVE       PERIOD
        YEAR              MONTHS                                                    YEAR         MONTHS     MARCH 17,
        ENDED             ENDED            FOR THE YEARS ENDED MARCH 31,            ENDED        ENDED      1998+ TO
     AUGUST 31,         AUGUST 31,   -----------------------------------------   AUGUST 31,    AUGUST 31,   MARCH 31,
        1999              1998#        1998       1997       1996       1995        1999         1998#        1998
---------------------   ----------   --------   --------   --------   --------   -----------   ----------   ---------
      $   7.26           $  14.07    $  12.87   $  15.14   $  12.54   $  11.50     $  7.97      $ 15.00      $ 14.90
      --------           --------    --------   --------   --------   --------     -------      -------      -------
         (0.15)             (0.06)      (0.26)     (0.29)     (0.27)     (0.19)      (0.02)       (0.01)        0.00
          3.12              (2.90)       4.92       0.34       3.62       1.27        3.41        (3.17)        0.10
      --------           --------    --------   --------   --------   --------     -------      -------      -------
          2.97              (2.96)       4.66       0.05       3.35       1.08        3.39        (3.18)        0.10
      --------           --------    --------   --------   --------   --------     -------      -------      -------
         (0.66)             (3.85)      (3.46)     (2.32)     (0.75)     (0.04)      (0.66)       (3.85)       --
      --------           --------    --------   --------   --------   --------     -------      -------      -------
      $   9.57           $   7.26    $  14.07   $  12.87   $  15.14   $  12.54     $ 10.70      $  7.97      $ 15.00
      ========           ========    ========   ========   ========   ========     =======      =======      =======
         42.17%            (27.58)%     40.46%     (0.91)%    27.16%      9.45%      43.77%      (27.31)%       0.67%
      ========           ========    ========   ========   ========   ========     =======      =======      =======
      $ 16,594           $ 16,875    $ 27,814   $ 24,810   $ 27,601   $ 24,993     $   290      $    65      $    35
          2.43%              2.28%*      2.29%      2.37%      2.36%      2.35%       1.36%        1.23%*       1.22%*
         (1.47)%            (1.42)%*    (1.94)%    (1.97)%    (1.89)%    (1.57)%     (0.36)%      (0.29)%*      0.00%*
            79%                80%         64%        56%        57%        42%         79%          80%          64%

PAINEWEBBER GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected data for a beneficial interest outstanding throughout each year is presented below:

                                                                    CLASS A
                                         --------------------------------------------------------------
                                                         FOR THE YEARS ENDED AUGUST 31,
                                         --------------------------------------------------------------
                                             1999          1998        1997        1996         1995
                                         -------------   ---------   ---------   ---------    ---------
Net asset value, beginning of year....     $  20.08      $  25.94    $  24.37    $  22.27     $  20.04
                                           --------      --------    --------    --------     --------
Net investment income (loss)..........        (0.10)        (0.09)      (0.08)+     (0.12)        0.01
Net realized and unrealized gains from
  investments.........................         8.88          1.01        3.76 +      4.06         2.25
                                           --------      --------    --------    --------     --------
Total increase from investment
  operations..........................         8.78          0.92        3.68        3.94         2.26
                                           --------      --------    --------    --------     --------
Distributions from net realized gains
  from investment transactions........        (2.01)        (6.78)      (2.11)      (1.84)       (0.03)
                                           --------      --------    --------    --------     --------
Net asset value, end of year..........     $  26.85      $  20.08    $  25.94    $  24.37     $  22.27
                                           ========      ========    ========    ========     ========
Total investment return (1)...........        44.97%         3.37%      15.85%      18.43%       11.28%
                                           ========      ========    ========    ========     ========
Ratios/Supplemental data:
Net assets, end of year (000's).......     $295,906      $202,253    $201,725    $203,882     $183,958
Expenses to average net assets, net of
  waivers from adviser (3)............         1.15%         1.19%       1.27%       1.28%        1.28%(2)
Net investment income (loss) to
  average net assets, net of waivers
  from adviser (3)....................        (0.41)%       (0.39)%     (0.32)%     (0.49)%       0.19%(2)
Portfolio turnover....................           38%           52%         86%         60%          36%

-----------------

 +   Calculated using the average shares outstanding for the year.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include sales charges: results for each class would be lower if sales charges were included.
(2)  These ratios include non-recurring acquisition expenses of 0.06%.
(3) During the year ended August 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.

                                                                    CLASS B
                                         -------------------------------------------------------------
                                                        FOR THE YEARS ENDED AUGUST 31,
                                         -------------------------------------------------------------
                                             1999          1998        1997        1996        1995
                                         -------------   ---------   ---------   ---------   ---------
Net asset value, beginning of year....     $  18.44      $  24.51    $  23.30    $  21.53    $  19.53
                                           --------      --------    --------    --------    --------
Net investment income (loss)..........        (0.30)        (0.30)      (0.26)+     (0.39)      (0.02)
Net realized and unrealized gains from
  investments.........................         8.13          1.01        3.58 +      4.00        2.05
                                           --------      --------    --------    --------    --------
Total increase from investment
  operations..........................         7.83          0.71        3.32        3.61        2.03
                                           --------      --------    --------    --------    --------
Distributions from net realized gains
  from investment transactions........        (2.01)        (6.78)      (2.11)      (1.84)      (0.03)
                                           --------      --------    --------    --------    --------
Net asset value, end of year..........     $  24.26      $  18.44    $  24.51    $  23.30    $  21.53
                                           ========      ========    ========    ========    ========
Total investment return (1)...........        43.75%         2.55%      14.98%      17.48%      10.40%
                                           ========      ========    ========    ========    ========
Ratios/Supplemental data:
Net assets, end of year (000's).......     $ 85,576      $ 74,094    $115,529    $140,551    $152,357
Expenses to average net assets, net of
  waivers from adviser (3)............         1.96%         1.99%       2.06%       2.06%       2.06%(2)
Net investment income (loss) to
  average net assets, net of waivers
  from adviser (3)....................        (1.22)%       (1.18)%     (1.12)%     (1.27)%     (0.60)%(2)
Portfolio turnover....................           38%           52%         86%         60%         36%

                                                                  CLASS C
                                        -----------------------------------------------------------
                                                      FOR THE YEARS ENDED AUGUST 31,
                                        -----------------------------------------------------------
                                           1999         1998        1997        1996        1995
                                        -----------   ---------   ---------   ---------   ---------
Net asset value, beginning of year....   $  18.65     $  24.71    $  23.48    $  21.68    $  19.67
                                         --------     --------    --------    --------    --------
Net investment income (loss)..........      (0.26)       (0.27)      (0.27)+     (0.34)      (0.10)
Net realized and unrealized gains from
  investments.........................       8.18         0.99        3.61 +      3.98        2.14
                                         --------     --------    --------    --------    --------
Total increase from investment
  operations..........................       7.92         0.72        3.34        3.64        2.04
                                         --------     --------    --------    --------    --------
Distributions from net realized gains
  from investment transactions........      (2.01)       (6.78)      (2.11)      (1.84)      (0.03)
                                         --------     --------    --------    --------    --------
Net asset value, end of year..........   $  24.56     $  18.65    $  24.71    $  23.48    $  21.68
                                         ========     ========    ========    ========    ========
Total investment return (1)...........      43.74%        2.59%      14.95%      17.50%      10.37%
                                         ========     ========    ========    ========    ========
Ratios/Supplemental data:
Net assets, end of year (000's).......   $ 35,793     $ 21,714    $ 24,760    $ 29,923    $ 30,608
Expenses to average net assets, net of
  waivers from adviser (3)............       1.94%        1.99%       2.07%       2.07%       2.05%(2)
Net investment income (loss) to
  average net assets, net of waivers
  from adviser (3)....................      (1.20)%      (1.19)%     (1.13)%     (1.28)%     (0.57)%(2)
Portfolio turnover....................         38%          52%         86%         60%         36%

-----------------

 +   Calculated using the average shares outstanding for the year.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include sales charges: results for each class would be lower if sales charges were included.
(2)  These ratios include non-recurring acquisition expenses of 0.06%.
(3) During the year ended August 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.

PAINEWEBBER GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected data for a beneficial interest outstanding throughout each year is presented below:

                                                                                    CLASS Y
                                                              ---------------------------------------------------
                                                                        FOR THE YEARS ENDED AUGUST 31,
                                                              ---------------------------------------------------
                                                                1999         1998      1997      1996      1995
                                                              --------      -------   -------   -------   -------
Net asset value, beginning of year..........................  $ 20.67       $ 26.46   $ 24.74   $ 22.53   $ 20.22
                                                              -------       -------   -------   -------   -------
Net investment income (loss)................................    (0.03)        (0.03)    (0.01)+   (0.02)     0.24
Net realized and unrealized gains from investments..........     9.16          1.02      3.84 +    4.07      2.10
                                                              -------       -------   -------   -------   -------
Total increase from investment operations...................     9.13          0.99      3.83      4.05      2.34
                                                              -------       -------   -------   -------   -------
Distributions from net realized gain from investment
 transactions...............................................    (2.01)        (6.78)    (2.11)    (1.84)    (0.03)
                                                              -------       -------   -------   -------   -------
Net asset value, end of year................................  $ 27.79       $ 20.67   $ 26.46   $ 24.74   $ 22.53
                                                              =======       =======   =======   =======   =======
Total investment return (1).................................    45.40%         3.61%    16.24%    18.72%    11.58%
                                                              =======       =======   =======   =======   =======
Ratios/Supplemental data:
Net assets, end of year (000's).............................  $33,383       $21,440   $20,281   $21,409   $20,948
Expenses to average net assets, net of waivers from adviser
 (3)........................................................     0.86%         0.91%     1.00%     1.02%     0.97%(2)
Net investment income (loss) to average net assets, net of
 waivers from adviser (3)...................................    (0.12)%       (0.12)%   (0.05)%   (0.23)%    0.53%(2)
Portfolio turnover..........................................       38%           52%       86%       60%       36%

-----------------

+  Calculated using the average shares outstanding for the year.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. The figures do not include program fees; results would be lower if program fees were included.

(2) These ratios include non-recurring acquisition expenses of 0.05%.

(3) During the year ended August 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratio excluding the waiver are the same since the fee waiver represents less than 0.005%.

PAINEWEBBER

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
PaineWebber Growth and Income Fund
PaineWebber Mid Cap Fund
PaineWebber Growth Fund

  We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the PaineWebber Growth and Income Fund, PaineWebber Mid Cap Fund and PaineWebber Growth Fund (the "Funds") as of August 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statement and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at August 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber Growth and Income Fund, PaineWebber Mid Cap Fund and PaineWebber Growth Fund at August 31, 1999, and the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                                             [SIGNATURE]
                                                   /s/ Ernst & Young LLP
New York, New York
October 14, 1999

PAINEWEBBER

TAX INFORMATION  (UNAUDITED)

  We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of each Fund's fiscal year end
(August 31, 1999) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that the following distributions paid during the fiscal year by the Funds were derived from the following sources:

                                                              GROWTH AND
                                                                INCOME     MID CAP     GROWTH
PER SHARE DATA:                                                  FUND        FUND       FUND
---------------                                               ----------   --------   --------
Net investment income
    Class A.................................................   $0.0843       --         --
    Class B.................................................   $0.0000       --         --
    Class C.................................................   $0.0000       --         --
    Class Y.................................................   $0.1218       --         --
    Long-term capital gains.................................   $1.7755     $0.6607    $2.0057
    Percentage of ordinary income dividends qualifying for
     the dividends received deduction available to corporate
     shareholders...........................................       100%          0%         0%

  Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

  Since each Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 1999. Such notifications, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2000. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in each of the Funds.

-----------------------------------------------------------------------------

TRUSTEES

E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander
Richard Q. Armstrong
Richard R. Burt
Mary C. Farrell
Meyer Feldberg
George W. Gowen
Frederic V. Malek
Carl W. Schafer
Brian M. Storms

PRINCIPAL OFFICERS

Margo N. Alexander
PRESIDENT

Victoria E. Schonfeld
VICE PRESIDENT

Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

Mark A. Tincher
VICE PRESIDENT

Ellen R. Harris
VICE PRESIDENT

INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019


THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUNDS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER FINANCIAL ADVISOR OR CORRESPONDENT FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

-----

PaineWebber offers a family of 28 funds which encompass a diversified range of investment goals.

BOND FUNDS
-  High Income Fund
-  Investment Grade Income Fund
-  Low Duration U.S. Government Income Fund
-  Strategic Income Fund
-  U.S. Government Income Fund

TAX-FREE BOND FUNDS
-  California Tax-Free Income Fund
-  Municipal High Income Fund
-  National Tax-Free Income Fund
-  New York Tax-Free Income Fund

STOCK FUNDS
-  Financial Services Growth Fund
-  Growth Fund
-  Growth and Income Fund
-  Mid Cap Fund
-  Small Cap Fund
-  S&P 500 Index Fund
-  Strategy Fund
-  Tax-Managed Equity Fund
-  Utility Income Fund

ASSET ALLOCATION FUNDS
-  Balanced Fund
-  Tactical Allocation Fund

GLOBAL FUNDS
-  Asia Pacific Growth Fund
-  Emerging Markets Equity Fund
-  Global Equity Fund
-  Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS
-  Aggressive Portfolio
-  Moderate Portfolio
-  Conservative Portfolio

PAINEWEBBER MONEY MARKET FUND

                                 PAINEWEBBER

                        -C-1999 PaineWebber Incorporated
                                   Member SIPC

PAINEWEBBER




-----------------------------------------------------------------------------

ANNUAL REPORT

GROWTH AND INCOME FUND

MID CAP FUND

GROWTH FUND















                                 August 31, 1999